As filed with the U.S. Securities and Exchange Commission on February 8, 2011
File No. 333-170422
811-22492
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.	2	[ ]
Post-Effective Amendment No.		[ ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]

Amendment No.	2	[ ]

(Check appropriate box or boxes)

MainGate Trust
(Exact name of Registrant as Specified in Charter)

6075 Poplar Ave., Suite 402
Memphis, TN 38119
(Address of Principal Executive Offices)

 (Registrant's Telephone Number, including Area Code) - (901) 537-1866

Geoffrey P. Mavar
MainGate Trust
6075 Poplar Ave., Suite 402
Memphis, TN 38119
(Name and address of agent for Service)

With copies to:

Dee Anne Sjögren
Thompson Coburn LLP
One US Bank Plaza
St. Louis, Missouri 63101
(314) 552-6295

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box)

[ ]	Immediately upon filing pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(b).
[ ]	on (date) pursuant to Rule 485(a)(1).
[ ]	60 days after filing pursuant to Rule 485 (a)(1).
[ ]	75 days after filing pursuant to Rule 485 (a)(2).
[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose for this filing is to submit seed capital and the independent auditor's consent.

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

MAINGATE MLP FUND
Class A
Class I

PROSPECTUS
February _____, 2010

6075 Poplar Avenue
Suite 402
Memphis, TN  38119

1-855-MLP-FUND (1-855-657-3863)
www.MainGateFunds.com

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

Investment Objective

The investment objective of the MainGate MLP Fund (the “Fund”) is total return.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
	Class A Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE
Maximum Deferred Sales Charge (Load)	NONE	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE	NONE
Redemption Fee	NONE	NONE
Exchange Fee	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class I Shares
Management Fee	1.25%	1.25%
Distribution (12b-1) Fees	0.25%	NONE
Other Expenses1	2.33%	2.33%
Total Annual Fund Operating Expenses1	3.83%	3.58%
Fee Waiver/Expense Reimbursement2	(2.08%)	(2.08%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.75%	1.50%
1  Estimated for the current fiscal year.  “Other Expenses” does not reflect estimated deferred and current income tax liability to be incurred by the Fund.  The Fund will accrue deferred income tax liability for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be return of capital and for any net operating gains.  The Fund’s accrued deferred tax liability will be reflected each day in the Fund’s net asset value per share.  The Fund’s current and deferred tax liability, if any, will depend upon the Fund’s net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year depending on the nature of the Fund’s investments, the performance of those investments and general market conditions.  Actual income tax expense, if any, will be incurred over many years, depending on if and when investment gains and losses are realized, the then-current basis of the Fund’s assets and other factors.  The Fund cannot accurately estimate anticipated current and deferred tax expenses prior to the commencement of investment operations.
2  The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual Fund operating expenses (excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; indirect expenses; 12b-1 fees, and extraordinary expenses) do not exceed 1.50% of the average daily net assets of each class through March 31, 2012 subject to possible recoupment from the Fund within three years after payment by adviser.  This expense cap may not be terminated prior to this date except by the Board of Trustees.

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Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expense remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Class A Shares	$178	$582
Class I Shares	$153	$506

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual operating expenses or in the Expense Example above, affect the Fund’s performance.

Principal Strategies

The Fund seeks to generate total return, comprised of capital appreciation and income, by investing in master limited partnership (“MLP”) interests.  The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus borrowings for investment purposes) in MLP interests under normal market conditions.  MLPs are publicly traded partnerships primarily engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources. By confining their operations to these specific activities, MLPs are able to trade on national securities exchanges exactly like the shares of a corporation, without entity level taxation.  MLPs typically distribute income quarterly and have potential for capital appreciation to the extent that they experience growth in cash flow or earnings or increases in valuations.

Unlike most mutual funds, the Fund will not enjoy flow-through tax treatment but instead will be taxed as a regular corporation for U.S. federal income tax purposes.  Because of the Fund’s concentration in MLPs, the Fund is not eligible to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, the Fund is subject to U.S. federal income tax on its taxable income at rates applicable to corporations (currently at a maximum rate of 35%) as well as state income taxes.  The investment strategy of investing primarily in MLPs and electing to be taxed as a regular corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a new and untested investment strategy for mutual funds such as the Fund.

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Under normal circumstances, the Fund concentrates its investments in MLPs in the energy sector.  The Fund typically invests in MLP interests that derive their revenues primarily from energy infrastructure assets or energy-related assets or activities, including: (i) energy-related logistical assets, including the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal; (ii) businesses primarily engaged in the acquisition, exploitation and development of crude oil, natural gas and natural gas liquids; (iii) businesses that process, treat, and refine natural gas liquids and crude oil; and (iv) businesses engaged in owning, managing, and the transportation of alternative energy infrastructure assets including alternative fuels such as ethanol, hydrogen and biodiesel.

When selecting MLP interests for the Fund’s portfolio, the Fund’s adviser focuses on those that it believes own attractive businesses, with securities that are priced reasonably and that offer a balance of income and growth opportunities.  The adviser looks for securities that exhibit potential for earnings and cash flow growth, book or replacement values, distribution yields, and potential returns on invested capital relative to the current market prices that it deems attractive.  In evaluating potential investments, the adviser also considers a broad range of other factors, such as a company’s position in its industry sector, internal growth prospects, its pricing flexibility, possible changes in its operating environment, and management’s own equity interest.  The adviser specifically focuses on MLP interests that it deems attractive in the current market based on the following considerations:

▪ MLPs often have stable distributions and attractive growth profiles.  The adviser seeks MLPs that continue their record of achieving earnings growth through operational expansion, rate increases, and acquisitions.

▪ MLPs in certain industries that operate strategically important assets typically generate stable, predictable cash flows.  For example, certain MLPs operate midstream energy assets that provide the core infrastructure for delivery of energy products to consumers, such as the pipeline delivery of petroleum products.  The adviser believes that these MLPs are positioned to generate stable cash flows throughout economic cycles due to the inelastic nature of demand for energy.

▪ High barriers to entry.  The adviser typically seeks MLPs with substantial asset bases and significant operations, which may enjoy a competitive advantage over other entities seeking to enter the midstream energy sector, due to high start-up costs and other barriers to entry.

▪ Inefficient market.  Because of a lack of broad institutional ownership and frequently thin retail trading, the liquidity in many MLP securities historically has been limited.  The adviser believes that due to this limited focus, the market for MLPs can experience inefficiencies which the adviser will seek to exploit.

The Fund may invest in MLPs of any market capitalization.  Certain MLPs in which the Fund may invest may have small or medium-sized capitalizations, which may be less liquid and more vulnerable to adverse general market or economic developments.

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MLP Interests.  MLP interests in which the Fund may invest include equity interests issued by MLPs (which typically consist of common units and general partner interests), as well as options on MLPs and MLP indices, each as described below.  The Fund may invest in different classes of MLP interests that may have different voting, trading, and distribution rights.

Common Units.  Common units of many MLPs are listed and traded on national securities exchanges.  Holders of MLP common units typically have very limited control and voting rights. Common unitholders typically are entitled to receive the minimum quarterly distribution, including arrearage rights, from the issuer.  In the event of a liquidation, unitholders are intended to have a preference on the remaining assets of the issuer over holders of subordinated units.

General Partner Interests.  The general partner (or managing member) interest in an MLP typically is retained by the original sponsor of the MLP, such as its founder, corporate partner or the entity that sold assets to the MLP. The sponsor/interest holder can be liable in certain circumstances for amounts greater than the amount of its investment.  These interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner (or managing member) interests receive cash distributions, typically in an amount of up to 2% of available cash, which amount is contractually defined in the partnership or limited liability company agreement. In addition, holders of these interests typically receive incentive distribution rights, which provide them with an increasing share of the entity’s aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the minimum quarterly distribution. Due to the incentive distribution rights, general partner interests have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common unitholders in the event of a reduction in the MLP’s quarterly distribution.

I-Shares.  I-Shares represent an ownership interest issued by an affiliate of an MLP. The MLP affiliate uses the proceeds from the sale of I-Shares to purchase limited partnership interests in the MLP in the form of I-units. Thus, I-Shares represent an indirect limited partner interest in the MLP. I-units have features similar to MLP common units in terms of voting rights, liquidation preference and distribution. I-Shares differ from MLP common units primarily in that instead of receiving cash distributions, holders of I-Shares will receive distributions of additional I-Shares in an amount equal to the cash distributions received by common unit holders. I-shares are traded on a national exchange.

MLP Derivatives.  The Fund may purchase and sell exchange-listed put and call options on MLPs and on various MLP indices.  These derivative  transactions may be used in an attempt to protect against possible changes in the market value of securities held in, or to be purchased for, the Fund’s portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund’s unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes,  or to establish a position in the derivatives markets as a substitute for purchasing or selling particular securities.  Derivative transactions may also be used to enhance potential gain.  The use of derivative transactions is a function of numerous variables including market conditions.  The ability of the Fund to utilize these techniques successfully will depend on the Adviser’s ability to predict market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments, and the Fund will segregate assets (or as provided by applicable regulations, enter into certain offsetting positions) to cover its obligations under options to limit leveraging of the Fund.

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While the Fund will invest primarily in MLP interests, the Fund may invest up to 20% of its assets in non-MLP equity securities of U.S. and foreign companies primarily engaged in the energy sector, which equity securities may include common stocks, preferred and convertible preferred securities, stock warrants and rights; Canadian income and royalty trusts; and business trusts, options on securities and securities indices; and cash and cash equivalents.

The advisor believes in buying stocks of companies that will produce favorable results over the long-term and, therefore, the Fund does not intend to purchase or sell securities for short-term trading purposes.  However, there is no limit on the advisor’s ability to engage in short-term transactions and the advisor may sell a stock without regard to portfolio turnover if the adviser identifies other investments it deems more attractive than current holdings, if the security achieves the adviser's target valuation, if the MLP investment experiences an adverse development or a change in management or management philosophy, ~~or~~ when the advisor determines that its expectations and those of the market are mismatched~~.~~, or for temporary defensive purposes. Active trading by the advisor could result in high portfolio turnover.

The Fund is not a diversified fund, which means that its investment results may be dependent upon the results of fewer investments than other mutual funds that are diversified.

Principal Risks

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not insured or guaranteed by any government agency.  As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.  Below are some of the specific risks of investing in the Fund.

•
MLP Risk.  MLPs involve risks that differ from investments in common stocks, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and its general partner, cash flow risks, dilution risks and risks related to the general partner’s limited call right, as described in more detail in the prospectus.   MLPs are subject to various risks related to the underlying operating companies they control, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The success of the Fund’s investments also will vary depending on the underlying industry represented by the MLP’s portfolio.

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·	Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the energy sector.
·
Energy Sector Risk.   Energy sector companies are highly sensitive to events relating to international politics, governmental regulatory policies, including energy conservation and tax policies, fluctuations in supply and demand, environmental liabilities, threats of terrorism and to changes in exchange rates or interest rates. When the Fund invests in MLPs that operate energy-related businesses, its return on investment will be highly dependent on energy prices, which can be highly volatile.  MLPs that operate energy sector companies also can be affected by supply and demand for oil and gas, costs relating to exploration and production and the success of such explorations, access to capital, as well as by general economic conditions. Weak demand for the energy products and services in general, as well as negative developments in the world markets would adversely impact the Fund’s value. The supply of energy and the profitability of energy sector companies can be significantly affected by extreme weather, by natural disasters and by depletion of underlying oil and gas reserves.  Energy sector companies are subject to substantial government regulation and changes in government regulations may affect the profitability of such companies. Costs of compliance or remediation of environmental damages incurred by energy sector companies may not be recoverable and may increase over time if stricter environmental laws are enacted.  The Fund will select its investments in MLPs from the current small pool of issuers and, thus, demand for investment opportunities in MLPs that operate energy-related businesses may exceed the supply, which could make it difficult to operate the Fund.

•
Market Risk.  The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the MLPs owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  The equity securities purchased by the Fund may involve large price swings and potential for loss.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•
Management Risk. The Adviser’s judgments about the attractiveness, growth prospects and value of a particular MLP interest in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. Although the Adviser has experience managing discretionary private accounts that invest in MLPs and other securities, the Adviser has no prior experience managing a registered investment company that invests in MLPs.

•
Commodities Risk. Investments by underlying MLPs in steel, metal, and other commodities may subject the Fund to greater volatility. The commodities markets may fluctuate widely based on a variety of factors including changes in overall market movements (such as changes in the demand for commodities), domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates or inflation rates, changes in investor expectations concerning interest rates or inflation rates, and investment and trading activities of mutual funds, hedge funds and commodities funds.

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•	MLP Tax Risks.
o
MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. If any MLP in which the Fund invests were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Fund’s investment in the MLP and lower income to the Fund.

o
The portion, if any, of a distribution received by the Fund as the holder of an MLP interest that is offset by the MLP’s tax deductions or losses generally will be treated as a return of capital to the extent of the Fund’s tax basis in the MLP interest, which will cause income or gain to be higher, or losses to be lower, upon the sale of the MLP interest by the Fund. The final portion of the distributions received by the Fund from underlying MLPs that are considered return of capital will not be known until the Fund receives Schedules K-1 from all of its MLP investments.

•	Fund Tax Risks.
o
The Fund is subject to U.S. federal income tax on its taxable income at rates applicable to corporations (currently at a maximum rate of 35%) as well as state income taxes.  Unlike most mutual funds, the Fund will not enjoy flow-through tax treatment but instead will be taxed as a regular corporation for U.S. federal income tax purposes.  Because of the Fund’s concentration in MLPs, the Fund is not eligible to elect to be treated as a regulated investment company under the Code.  The Fund’s strategy of investing primarily in MLPs and electing to be taxed as a regular corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a new and untested investment strategy for mutual funds.

o
In calculating the Fund’s daily NAV in accordance with generally accepted accounting principles, the Fund will account for its deferred tax liability and/or asset balances.  The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be a return of capital and for any net operating gains.  Any deferred tax liability balance will reduce the Fund’s NAV.  Upon the Fund’s sale of an MLP, the Fund will be liable for previously deferred taxes.  If the Fund is required to sell MLPs to meet redemption requests, the Fund may recognize gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

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o
A portion of the Fund’s distributions to shareholders may be treated as a return of capital and would not be subject to U.S. federal income tax, but would have the effect of reducing a shareholder's basis in his or her Fund shares, which would cause gains to be higher, or losses to be lower, upon the sale of shares by the shareholder.

•	Deferred Tax Assets and Liabilities Risk; Potential NAV Decline
o
The Fund will accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses.  Any deferred tax asset balance will increase the Fund’s NAV.  To the extent the Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund’s deferred tax asset.  The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.

o
The Fund’s deferred tax liability and/or asset balances are estimated based on effective tax rates expected to apply to taxable income in the years such balances are realized.  The Fund will rely to some extent on information provided by MLPs regarding the tax characterization of the distributions made by such MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV.  The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary dramatically from the Fund’s actual tax liability, and, as a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV.   From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available.  Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

•
Liquidity Risk.  Although certain MLPs trade on national securities exchanges, others may trade less frequently than those of larger companies due to their smaller capitalizations. In the event that certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of MLPs without an unfavorable impact on prevailing market prices. As a result, MLPs may be difficult to dispose of at a fair price at the times when the adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to shareholders.

•
Issuer Risk.  The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, lack of affordable or available financing (or inability to refinance) operations, financial leverage and reduced demand for the issuer’s products or services.

•
Small- and Mid-Cap Company Risk.  Securities of companies with small and medium market capitalizations are often more volatile and less liquid than investments in larger companies.  Small and medium cap companies may face a greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

•
Options Risk. Option contracts are derivative transactions that involve additional risks.  When the Fund purchases a call or put option, it assumes the risk of losing its entire premium invested in the option.

·
Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate that exceeds 100%.  A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes.  These factors may negatively affect the Fund’s performance.

·
Non-Diversification Risk.  The Fund is a non-diversified, open-end management investment company and may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.  As a result, changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund’s shares.

Performance

The Fund recently commenced operations and has no performance history.  After completion of its initial calendar year of operations, the Fund will present these items and compare its performance to the performance of the S&P 500 Index. The Fund will provide a brief explanation of information showing how its average annual returns over various periods compare with those of the Index. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Performance data current to the most recent month end may be obtained by calling 1-855-MLP-FUND (1-855-657-3863) or accessed on the Fund’s website at www.MainGateFunds.com.

Portfolio Management

Investment Adviser – Chickasaw Capital Management LLC

Portfolio Managers – The following portfolio managers have been jointly responsible for the day-to-day management of the Fund from the date of its inception:

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Matthew G. Mead                       Principal
Geoffrey P. Mavar                     Principal
David N. Fleischer, CFA          Principal

Purchase and Sale of Fund Shares

Minimum Initial Investment $2,500 for Class A shares $1,000,000 for Class I shares	To Place Buy or Sell Orders: U.S. Mail: MainGate MLP Fund Overnight: [Name of Fund] c/o U.S. Bancorp Fund Services, LLC P. O. Box 701 Milwaukee, WI 53201-0701 By Phone: 1-855-MLP-FUND (1-855-657-3863)
Minimum Subsequent Investments $100 for Class A shares $10,000 for Class I shares	Overnight: MainGate MLP Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

You may sell or redeem shares through your dealer or financial adviser.  Please contact your financial intermediary directly to find out of additional requirements apply.

Tax Information

The Fund’s distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan.  Tax-deferred arrangements may be taxed later upon withdrawal of monies from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or trust company), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S
PRINCIPAL STRATEGIES AND RELATED RISKS

Additional Information about Principal Investment Strategies of the Fund

Unlike most mutual funds, the Fund will not enjoy flow-through tax treatment but instead will be taxed as a regular corporation for U.S. federal income tax purposes.  Because of the Fund’s concentration in MLPs, the Fund is not eligible to elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”).  Accordingly, the Fund is subject to U.S. federal income tax on its taxable income at rates applicable to corporations (currently at a maximum rate of 35%) as well as state income taxes.  The investment strategy of investing primarily in MLPs and electing to be taxed as a regular corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a new and untested investment strategy for mutual funds such as the Fund.

The adviser specifically focuses on MLP interests that it deems attractive in the current market based on the following considerations:

▪
MLPs often have stable distributions and attractive growth profiles.  The adviser seeks MLPs that continue their record of achieving earnings growth through operational expansion, rate increases, and acquisitions.  Over the past several years many of the major oil companies have divested midstream energy assets, providing an opportunity for MLPs to acquire these assets at attractive valuations. Divestitures may continue and may facilitate further attractive acquisition opportunities for MLPs.  Since MLPs tend to distribute most of their available cash to unit holders, the adviser believes that distributions should continue to increase as MLPs increase their earnings.

▪
MLPs in certain industries that operate strategically important assets typically generate stable, predictable cash flows.  For example, certain MLPs operate midstream energy assets that provide the core infrastructure for delivery of energy products to consumers, such as the pipeline delivery of petroleum products.  The adviser believes that due to the fee-based nature of certain MLPs, unrelated to commodity prices, and the long-term importance of their midstream energy assets, these MLPs are positioned to generate stable cash flows throughout economic cycles due to the inelastic nature of demand. MLP product pipelines tend to be regulated by federal and state authorities to ensure that rates are fair, and may include inflationary rate increases which provide an environment for highly predictable cash flows.

▪
High barriers to entry.  The adviser typically seeks MLPs with larger asset bases and significant operations, which may enjoy a competitive advantage over other entities seeking to enter the sector. Because of the difficulty in creating new rights-of-way, particularly in densely populated regions, the relatively lower cost of expansion projects on existing systems and the high cost of constructing midstream energy assets, as well as the difficulty of developing the expertise necessary to comply with the regulations governing the operation of such assets, the barriers to enter the midstream energy sector are high.

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▪
Inefficient market.  Because of a lack of broad institutional ownership and in depth research, the market for MLPs is often inefficient, an opportunity which the Fund will seek to exploit.  Historically, there has been a lack of MLP ownership for many institutional investors. Because MLPs often generate unrelated business taxable income, tax-exempt investors such as pension plans, endowments, employee benefit plans, and individual retirement accounts have not traditionally been MLP investors.  MLPs are held predominantly by taxable U.S. retail investors. Because of the perceived tax-reporting burdens and complexities associated with MLP investments, MLPs have historically appealed only to certain retail investors.  The adviser believes that due to this limited focus, the market for MLPs can experience inefficiencies which the adviser will seek to exploit.

To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code. These qualifying sources include natural resource-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. An MLP’s general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

     While the Fund will invest primarily in MLP interests, the Fund may invest up to 20% of its assets in equity securities of U.S. and foreign companies primarily engaged in the energy sector, which equity securities may include common stocks, preferred and convertible preferred securities, stock warrants and rights; Canadian income and royalty trusts; and business trusts; options (including options on equities and stock market indices); and cash and cash equivalents.  The Fund ~~may~~will use options contracts primarily for hedging purposes.

When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in money-market instruments including obligations of the U.S. government, its agencies or instrumentalities, other high-quality debt securities, including prime commercial paper, repurchase agreements and bank obligations, such as bankers’ acceptances and certificates of deposit. Under normal market conditions, the potential for capital appreciation on these securities will tend to be lower than the potential for capital appreciation on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objective.

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The Fund may sell a portfolio holding if the adviser identifies other investments it deems more attractive than current holdings, if the security achieves the adviser's target valuation, if the MLP investment experiences an adverse development or a change in management or management philosophy, or when the advisor determines that its expectations and those of the market are mismatched.

Additional Information about Principal Risks of Investing in the Fund

All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective.  An investment in the Fund is not insured or guaranteed by any government agency.  As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.  Below are some of the specific risks of investing in the Fund.

•	MLP Risk. Investments in securities of MLPs involve risks that differ from an investment in common stock.
o
Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, unitholders may not elect the general partner or the directors of the general partner and they have limited ability to remove an MLPs general partner.

o
MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs.

o	General partners of MLPs often have limited call rights that may require unitholders to sell their common units at an undesirable time or price.
o	MLPs may issue additional common units without unitholder approval, which would dilute existing unitholders, including the Fund’s ownership interest.
o
The Fund expects to derive substantially all of its cash flow from investments in equity securities of MLPs or entities taxed as MLPs. The amount of cash that the Fund will have available to pay or distribute to you depends entirely on the ability of the MLPs that the Fund owns to make distributions to their partners and the tax character of those distributions. Neither the Fund nor its adviser has control over the actions of underlying MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the energy infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. Part of the Fund's investment objective is to generate income, and the Fund's investments may not distribute the expected or anticipated levels of cash, resulting in the risk that the Fund may not be able to meet its stated investment objective.

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•	Concentration Risk. Under normal circumstances, the Fund concentrates its investments in the energy sector.
•
Energy Sector Risk.  Energy infrastructure companies are subject to risks specific to the industry they serve. Risks inherent in the energy infrastructure business of these types of MLPs include the following:

o
Commodity Price Risk. Processing, exploration and production, and coal MLPs may be directly affected by energy commodity prices. The volatility of commodity prices can indirectly affect certain other MLPs due to the impact of prices on the volume of commodities transported, processed, stored or distributed. Pipeline MLPs generally are not subject to direct commodity price exposure because they do not own the underlying energy commodity, while propane MLPs do own the underlying energy commodity. The adviser seeks to invest in high quality MLPs that are able to mitigate or manage direct margin exposure to commodity price levels. The MLP sector can be hurt by market perception that MLPs’ performance and distributions are directly tied to commodity prices.

o
Commodity Risk. The profitability of MLPs, particularly processing and pipeline MLPs, may be materially impacted by the volume of natural gas or other energy commodities available for transporting, processing, storing or distributing. A significant decrease in the production of natural gas, oil, coal or other energy commodities, due to a decline in production from existing facilities, import supply disruption, depressed commodity prices or otherwise, would reduce revenue and operating income of MLPs and, therefore, the ability of MLPs to make distributions to partners.

o
Demand Risk. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. Demand may also be adversely impacted by consumer sentiment with respect to global warming and/or by any state or federal legislation intended to promote the use of alternative energy sources, such as ethanol, hydrogen and bio-fuels.

o
Depletion Risk. A portion of any one MLP’s assets may be dedicated to natural gas reserves and other commodities that naturally deplete over time, which could have a materially adverse impact on an MLP’s ability to make distributions if the reserves are not replaced.

o
Third-Party Risks. Some MLPs are dependent on third parties to conduct their exploration and production activities and shortages in crews or drilling rigs due to high costs or reduced availability can adversely impact such MLPs.

o
Capital Risk. MLPs employ a variety of means of increasing cash flow, including raising capital, increasing utilization of existing facilities, expanding operations through new construction or acquisitions, or securing additional long-term contracts. Thus, some MLPs may be subject to construction risk, acquisition risk or other risk factors arising from lack of capitalization and their specific business strategies. MLPs that require additional capital may be unable to locate sufficient capital on terms that are commercially feasible or advantageous and as a result, the MLP may be required to modify its growth and operating plans.  A significant slowdown in large energy companies’ disposition of energy infrastructure assets and other merger and acquisition activity in the energy MLP industry could reduce the growth rate of cash flows received by the Fund from MLPs that grow through acquisitions.

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o
Regulatory Risks. The profitability of MLPs could be adversely affected by changes in the regulatory environment. Most MLPs’ assets are heavily regulated by federal and state governments in diverse matters, such as the way in which certain MLP assets are constructed, maintained and operated and the prices MLPs may charge for their services. Such regulation can change over time in scope and intensity. For example, a particular byproduct of an MLP process may be declared hazardous by a regulatory agency and unexpectedly increase production costs. Moreover, many state and federal environmental laws provide for civil as well as regulatory remediation, thus adding to the potential exposure an MLP may face.

o
Weather Risk. Extreme weather patterns, such as hurricanes, could result in significant volatility in the supply of energy and power and could adversely impact the value of the securities in which the Fund invests. This volatility may create fluctuations in commodity prices and earnings of companies in the energy infrastructure industry.

o
Interest Rates Risks. A rising interest rate environment could adversely impact the performance of MLPs. Rising interest rates could limit the capital appreciation of equity units of MLPs as a result of the increased availability of alternative investments at competitive yields with MLPs. Rising interest rates also may increase an MLP’s cost of capital. A higher cost of capital could limit growth from acquisition/expansion projects and limit MLP distribution growth rates.

o
Terrorism Risk. Since the September 11, 2001 attacks, the U.S. Government has issued public warnings indicating that energy assets, specifically those related to pipeline infrastructure, production facilities and transmission and distribution facilities, might be specific targets of terrorist activity. The continued threat of terrorism and related military activity likely will increase volatility for prices in natural gas and oil and could affect the market for products of MLPs.

o
Environmental Risk.  There is an inherent risk that MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle. For example, an accidental release from wells or gathering pipelines could subject them to substantial liabilities for environmental cleanup and restoration costs, claims made by neighboring landowners and other third parties for personal injury and property damage, and fines or penalties for related violations of environmental laws or regulations. Moreover, the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of MLPs, and the cost of any remediation that may become necessary. MLPs may not be able to recover these costs from insurance. Specifically, the operations of wells, gathering systems, pipelines, refineries and other facilities are subject to stringent and complex federal, state and local environmental laws and regulations. Failure to comply with these laws and regulations may trigger a variety of administrative, civil and criminal enforcement measures, including the assessment of monetary penalties, the imposition of remedial requirements, and the issuance of orders enjoining future operations. Certain environmental statutes and analogous state laws and regulations, impose strict, joint and several liability for costs required to clean up and restore sites where hazardous substances have been disposed of or otherwise released. Moreover, it is not uncommon for neighboring landowners and other third parties to file claims for personal injury and property damage allegedly caused by the release of hazardous substances or other waste products into the environment. Voluntary initiatives and mandatory controls have been adopted or are being discussed both in the United States and worldwide to reduce emissions of “greenhouse gases” such as carbon dioxide, a by-product of burning fossil fuels, and methane, the major constituent of natural gas. These measures and future measures could result in increased costs to certain companies in which the Fund may invest to operate and maintain facilities and administer and manage a greenhouse gas emissions program and may reduce demand for fuels that generate greenhouse gases and that are managed or produced by companies in which the Fund may invest. In the wake of a Supreme Court decision holding that the Environmental Protection Agency (“EPA”) has some legal authority to deal with climate change under federal Clean Air Act of 1990, as amended (the “Clean Air Act”), the EPA and the Department of Transportation jointly wrote regulations to cut gasoline use and control greenhouse gas emissions from cars and trucks. These measures, and other programs addressing greenhouse gas emissions, could reduce demand for energy or raise prices, which may adversely affect the total return of certain of the Fund’s investments. MLPs may be subject to increased environmental regulations and increased liability for environmental contamination, which may be enacted in response to the 2010 Deepwater Horizon oil spill.

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•
Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.  The equity securities purchased by the Fund may involve large price swings and potential for loss.  Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

•
Management Risk. The adviser’s skill in choosing appropriate investments for the Fund will play a large part in determining whether the Fund is able to achieve its investment objective. The adviser’s judgments about the attractiveness, growth prospects and value of a particular MLP interest in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. If the portfolio manager’s assessment is incorrect, it could result in significant losses in the Fund’s investment in those securities, which can also result in possible losses overall for the Fund.

•
Commodities Risk.  Investments by underlying MLPs in steel, metal, and other commodities may subject the Fund to greater volatility.  The stock prices for companies in the commodities markets may fluctuate widely based on a variety of factors.  These include changes in overall market movements (including demand for commodities), domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds.

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•
MLP Tax Risks.  Unlike other mutual funds, which are not subject to taxes at the entity level, the Fund is treated as a corporation for federal and state income tax purposes, and will pay federal and state income taxes on its taxable income.

The Fund’s ability to meet its investment objective will depend on the level of taxable income, dividends and distributions it receives from the MLPs and other securities of energy infrastructure companies in which it invests. The benefit you are expected to derive from the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax (as well as state and local income taxes) on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and part or all of the distributions the Fund receives might be taxed entirely as dividend income. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you.

o
The Fund will be a limited partner in the MLPs in which it invests. As a result, it will be allocated a pro rata share of income, gains, losses, deductions and credits from those MLPs regardless of whether they distribute any cash to the Fund. Historically, a significant portion of income from such MLPs has been offset by tax deductions and losses. The Fund will incur a current tax liability on that portion of an MLP’s income and gains that is not offset by tax deductions and losses. The Fund generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations (currently at a maximum rate of 35%) and is subject to state and local income tax by reason of its investments in interests of MLPs.  The percentage of an MLP’s income and gains which is offset by tax deductions and losses will fluctuate over time for various reasons. The portion, if any, of a distribution received by the Fund as the holder of an MLP interest that is offset by the MLP's tax deductions or losses generally will be treated as a return of capital. However, those distributions will reduce the Fund's adjusted tax basis in the interests of the MLP, which will result in an increase in the amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. The percentage of an MLP's income and gains that is offset by tax deductions, losses and credits will fluctuate over time for various reasons. A significant slowdown in acquisition activity by MLPs held in the Fund’s portfolio could result in a reduction of accelerated depreciation generated by new acquisitions, which may result in increased current income tax liability to the Fund. The final portion of the distributions received by the Fund from the MLPs that are considered return of capital will not be known until the Fund's receives a schedule K-1 with respect to each of its MLP investments.

o
The tax treatment of publicly traded partnerships, such as MLPs, could be subject to potential legislative, judicial or administrative changes and differing interpretations, possibly on a retroactive basis. For example, members of Congress from time to time consider substantive changes to the existing federal income tax laws that affect certain publicly traded partnerships. Any modification to the federal income tax laws and interpretations thereof may or may not be applied retroactively. Specifically, federal income tax legislation has been proposed that would eliminate partnership tax treatment for certain publicly traded partnerships, such as MLPs, and recharacterize certain types of income received from partnerships. Any such changes could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Fund.

17

o
The Fund's tax liability will not be known until the Fund completes its annual tax return. The Fund's tax estimates could vary substantially from the actual liability and therefore the determination of the Fund's actual tax liability may have a material impact on the Fund's NAV. The payment of corporate income taxes imposed on the Fund will decrease cash available for distribution to shareholders of the Fund.

•	Deferred Tax, Assets and Liabilities Risks; Potential NAV Decline.

o
Because the Fund is treated as a regular corporation, or "C" corporation, for U.S. federal income tax purposes, the Fund will incur tax expenses. In calculating the Fund's daily NAV in accordance with generally accepted accounting principles, the Fund will, among other things, account for its deferred tax liability and/or asset balances.

o
The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund's NAV.  The portion, if any, of a distribution from an MLP interest received by the Fund that is offset by the MLP's tax deductions or losses will be treated as a return of capital. However, those distributions will reduce the Fund's adjusted tax basis in the interests of the MLP, which will result in an increase in the amount of income or gain (or a decrease in the amount of loss) that will be recognized on the sale of the interest in the MLP by the Fund. Upon the Fund's sale of a portfolio security, the Fund will be liable for previously deferred taxes.

o
If the Fund is required to sell portfolio securities to meet redemption requests, the Fund may recognize gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund. No assurance can be given that such taxes will not exceed the Fund's deferred tax liability assumptions for purposes of computing the Fund's NAV per share, which would result in an immediate reduction of the Fund's NAV per share, which could be material.

o
The Fund will accrue a deferred tax asset balance which reflects an estimate of the Fund's future tax benefit associated with net operating losses and unrealized losses. Any deferred tax asset balance will increase the Fund's NAV. A deferred tax asset may be used to reduce a subsequent period's income tax expense, subject to certain limitations. To the extent the Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset some or all of the value of the Fund's deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund's deferred tax asset. The Fund will assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance based on estimates by the Fund in connection with the calculation of the Fund's NAV per share each day; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund's daily NAV, the application of such final valuation allowance could have a material impact on the Fund's NAV.

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o
The Fund's deferred tax liability and/or asset balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. The Fund will rely to some extent on information  provided by MLPs regarding the tax characterization of the distributions made by such MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund's deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV. The Fund's estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the periodic estimate of the Fund's deferred tax liability and/or asset balances used to calculate the Fund's NAV could vary dramatically from the Fund's actual tax liability, and, as a result, the determination of the Fund's actual tax liability may have a material impact on the Fund's NAV. From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available. Modifications of the Fund's estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund's NAV per share, which could be material.

•
Liquidity Risk.  Although common units of MLPs trade on various securities exchanges, certain MLP securities may trade less frequently than those of larger companies due to their smaller capitalizations. In the event certain MLP securities experience limited trading volumes, the prices of such MLPs may display abrupt or erratic movements at times. Additionally, it may be more difficult for the Fund to buy and sell significant amounts of such securities without an unfavorable impact on prevailing market prices. As a result, these securities may be difficult to dispose of at a fair price at the times when the adviser believes it is desirable to do so. The Fund’s investment in securities that are less actively traded or over time experience decreased trading volume may restrict its ability to take advantage of other market opportunities or to dispose of securities. This also may affect adversely the Fund’s ability to make dividend distributions to you.

•
Issuer Risk.  The value of an MLP security may decline for a number of reasons which directly relate to the issuer, such as management performance, lack of affordable or available financing (or inability to refinance) operations, financial leverage and reduced demand for the issuer’s products or services.

•	Small- and Mid-Cap Company Risk. To the extent the Fund invests in smaller capitalization companies, the Fund will be subject to additional risks. These include:
o	The earnings and prospects of smaller companies are more volatile than larger companies.
o	Smaller companies may experience higher failure rates than do larger companies.
o
The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

o	Smaller companies may have limited markets, product lines or financial resources and may lack management experience.
•
Options Risk.  When the Fund sells call options, it receives cash but limits its opportunity to profit from an increase in the market value of the underlying stock beyond the exercise price (plus the premium received).  When the Fund sells put options the Fund receives the option premium, but will lose money if a decrease in the value of the underlying stock causes the Fund’s costs to cover its obligations upon exercise to increase to a level higher than the option premium the Fund received.  The Fund may terminate a position in an option it has sold by buying it back in the open market prior to expiration.  The Fund will lose money if the cost to buy back the option position is higher than the premiums originally received, due to a rise in the price of the underlying stock, in the case of calls, or a decline in the price of the underlying stock, in the case of puts.  Increases in the volatility of the underlying stock can also cause the price of the options to increase, thus increasing the Fund’s cost to cover its obligations. When the Fund purchases a call or put option, it assumes the risk of losing its entire premium invested in the option.

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·
Portfolio Turnover Risk. At times, the Fund may have a portfolio turnover rate that exceeds 100%.  A high portfolio turnover would result in correspondingly greater brokerage commission expenses and may result in the distribution to shareholders of additional capital gains for tax purposes.  These factors may negatively affect the Fund’s performance.

·
Non-Diversification Risk.  The Fund is a non-diversified, open-end management investment company and may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.  As a result, changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund’s shares.  Because the Fund will not elect to be treated as a regulated investment company under the Code, the Fund may invest a larger proportion of its assets in securities of a single issuer that typically permitted under the Code.

Is the Fund right for you?

The Fund may be suitable for:
•	Long-term investors seeking total return; and
•	Investors willing to accept greater price fluctuations in their investments than the typical equity mutual fund.

General

The investment objective of the Fund may be changed without shareholder approval; except that the Fund may not change its policy of investing at least 80% of its assets in MLP interests during normal market conditions without at least 60 days prior written notice to shareholders.

From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions.  For example, the Fund may hold up to 100% of its assets in cash or cash equivalents, such as short-term U.S. government securities, money market instruments, other investment companies including money market funds and exchange-traded funds, investment grade fixed income securities, or repurchase agreements.  To the extent consistent with the Fund’s principal strategies as described above, including its policy to invest at least 80% in MLP interests during normal market conditions, the Fund may invest in these instruments at any time to maintain liquidity or pending selection of investments in accordance with its investment strategies.  To the extent that the Fund engages in these temporary or defensive measures, the Fund may not achieve its investment objective.

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Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

ACCOUNT INFORMATION

How To Buy Shares

Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.  Mailing addresses containing only a P.O. Box will not be accepted.    We will sell shares to investors residing outside the U.S. if they have U.S. military APO or FPO addresses, but otherwise do not sell Fund shares to investors residing outside the U.S., Puerto Rico, Guam and the U.S. Virgin Islands, even if they are U.S. citizens or lawful permanent residents of the U.S. In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund’s Anti-Money Laundering Program.  As requested on the Application, you must supply your full name, date of birth, social security number or tax identification number and permanent street address.  Please note that your application may be returned, and your account may not be opened, if you fail to provide the required information. Please contact the Transfer Agent at 1-855-MLP-FUND (1-855-657-3863) if you need additional assistance when completing your Application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received.  The Fund may also reserve the right to close the account within five business days if clarifying information/documentation is not received. If we close your account because we are unable to verify your identity, your investment will be subject to market fluctuation, which could result in a loss of a portion of your principal investment.

Class A shares can be purchased directly through the Fund’s distributor or other financial institutions, which may charge transaction fees with respect to your purchase.  Class A shares require an initial minimum investment of $2,500 and minimum subsequent investments of $100. Class I shares require an initial minimum investment of $1,000,000 and minimum subsequent investments of $10,000.  Class A shares charge a 0.25% 12b-1 fee, and are offered to individual investors through mutual fund supermarkets or other platforms offered by broker-dealers, 401(k) plans, banks, or trust companies that have entered into an agreement with the Fund’s distributor. Class I shares do not pay any 12b-1 fees.  You may be eligible to purchase both classes of shares.  If so, you should compare the fees and expenses applicable to each class and decide which is better for you.  Depending on the size and frequency of your transactions, as well as the length of time you intend to hold the shares, you may pay more with one class than you would with the other.

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The Fund may waive or lower investment minimums for investors who invest in the Fund through an asset-based fee program made available through a financial intermediary.  If your investment is aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment, however, the financial intermediary may also impose minimum requirements that are different from those set forth in this prospectus.  If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases and redemptions.  However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.  You should contact your broker-dealer or other financial institution to determine whether that institution is authorized to accept purchase and redemption orders on the Fund’s behalf.

Reduced Sales Charge for Class A Shares

Front End Sales Charge. The following table shows the front-end sales charges for Class A shares based on the amount invested in Class A shares:

Amount Invested	Sales Charge as a % of Purchase Price	Sales Charge as a % of Net Amount Invested
Less than $50,000	5.75%	6.10%
$50,000 to $99,999	4.75%	4.99%
$100,000 to $249,999	3.50%	3.63%
$250,000 to $499,999	2.50%	2.56%
$500,000 to $999,999	2.00%	2.04%
$1 million or more	None	None

The adviser may waive the minimus or sales load imposed on Class A shares at its discretion.  Front end sales charges on Class A shares may be waived by the adviser for the following purchasers: (1)  any affiliate of the adviser or any of the Fund’s officers or trustees; (2) registered representatives of any broker-dealer authorized to sell Fund shares; (3) members of the immediate families of any of the foregoing; (4) fee-based investment advisers, financial planners, bank trust departments or registered broker-dealers who are purchasing on behalf of their customers; and (5) retirement, profit-sharing and pension plans that invest $1 million or more or that have more than 100 participants.

Letter of Intent. If you plan to make an aggregate investment of $50,000 or more in Class A Shares of the Fund over a 13-month period, you may reduce your sales charge by signing a non-binding letter of intent. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. The Letter of Intent will apply to all purchases of Class A Shares of the Fund. Any shares purchased within 90 days prior to the date you sign the Letter of Intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter of Intent. If you establish a Letter of Intent with the Fund you can aggregate your accounts as well as the accounts of your spouse or domestic partner, and your dependent children. You will need to provide written instruction with respect to the other accounts whose purchases should be considered in fulfillment of the Letter of Intent. Class A Shares equal to 5.75% of the amount of the Letter Intent will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the Letter of Intent not been in effect. This amount will be obtained from redemption of the escrow shares. Any remaining escrow shares will be released to you.

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It is your responsibility to determine whether you are entitled to pay a reduced sales charge. The Fund is not responsible for making this determination. You must notify the Transfer Agent or your financial intermediary at the time of purchase if a quantity discount is applicable. You may be required to provide the Fund or your financial intermediary with certain information or records to verify your eligibility for a quantity discount. Such information or records may include account statements or other records regarding the shares of the Fund held in all accounts (e.g., retirement accounts) of the investor and other eligible persons which may include accounts held at approved financial intermediaries. You should retain any records necessary to substantiate the purchase price of your Fund shares, as the Fund and your financial intermediary may not retain this information.

Rights of Accumulation.  You may combine your new purchase of Class A shares with other Class A shares currently owned by you, your spouse, and/or your children under age 21 for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases.  The applicable sales charge for the new purchase is based on the total of your current purchase and the current NAV of all other shares you, your spouse and/or your children under age 21 own.  You will need to notify the Fund of your financial intermediary at the time of purchase of any other accounts that exist.

Initial Purchase

By Mail - Your initial purchase request must include:

•	a completed and signed investment application form; and

•	a personal check with name pre-printed (subject to the minimum amounts) made payable to MainGate MLP Fund;

•	an indication of whether Class A or Class I shares are to be purchased.

All checks must be in U.S. Dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders.  The Fund also does not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

The transfer agent will charge a $25.00 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders.  The Fund reserves the right to reject any application.

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Mail the application and check to:

U.S. Mail: MainGate MLP Fund	Overnight: MainGate MLP Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the transfer agent of the Fund.

By Wire - If you are making your first investment in the Fund, before you wire funds, the transfer agent must have a completed account application.  You may mail or overnight deliver your account application to the transfer agent.  Upon receipt of your completed account application, the transfer agent will establish an account for you.  The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire.  Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied.  Your bank should transmit funds by wire to:

U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #075000022
Credit:
U.S. Bancorp Fund Services, LLC
Account #112-952-137
Further Credit:
MainGate MLP Fund
(shareholder registration)
(shareholder account number)

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase applications or redemption requests does not constitute receipt by the transfer agent of the Fund.

Additional Investments

You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment.  Your share price will be the NAV next calculated after the Transfer Agent or your financial intermediary receives your request in good order. "Good Order" means that your purchase request includes:

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•	The name of the Fund
•	The dollar amount of shares to be purchase,
•	Your purchase application or investment stub, and
•	A check or wire payable to the Fund.

All requests received in good order before 4:00 p.m. Eastern time will be processed on that same day.  Requests received after 4:00 p.m. Eastern time will receive the next business day's NAV.

If you are making a subsequent purchase by wire, your bank should wire funds as indicated above.  Before each wire purchase, you should notify the transfer agent of your intent to wire funds.  This will ensure prompt and accurate credit upon receipt of your wire.

Automatic Investment Plan

Once your account has been opened with the initial investment minimum, you may make additional purchases at regular intervals through the Automatic Investment Plan.  This Plan provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly basis.  In order to participate in the Plan, each additional purchase must meet the required minimum subsequent investment amount for the applicable class, and your financial institution must be a member of the Automated Clearing House (ACH) network.  If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account.  To begin participating in the Plan, please complete the Automatic Investment Plan section on the account application or call the Fund’s transfer agent at 1-855-MLP-FUND (1-855-657-3863).  Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to effective date.

Systematic Withdrawal Plan

If you own shares with a value of $10,000 or more in Class A, or $5,000,000 or more in Class I, you may participate in the Systematic Withdrawal Plan (SWP).  The SWP allows you to make automatic withdrawals from your account at regular intervals (monthly, quarterly or annually).  Proceeds can be mailed via check to the address of record, or sent via electronic funds transfer though the ACH system to your bank account if your bank is an ACH system member.  If the date you select to have the withdrawal made is a weekend or holiday, the redemption will be made on the next business day.  Money will be transferred from your Fund account to the account you chose at the interval you select on the Application.  If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the SWP because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.  There is no minimum on systematic withdrawals.

Tax Sheltered Retirement Plans

Shares of the Fund may be an appropriate investment for tax-sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions (SEPs); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); 403(b) plans and other tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans.  Please contact Shareholder Services at 1-855-MLP-FUND (1-855-657-3863) for information regarding opening an IRA or other retirement account.  Please consult with an attorney or tax adviser regarding these plans.  The adviser has chosen to pay the custodial fees for IRAs.  However, the Fund reserves the right to charge shareholders for this service in the future.

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Distribution Plan

The Fund has adopted a compensation plan under Rule 12b-1 with respect to Class A shares pursuant to which the Fund pays a fee of 0.25% of the average daily net assets of Class A shares to the Fund’s adviser or any broker-dealer or financial institution to help defray the cost of distributing Class A shares or servicing Class A shareholders, including sales and marketing expenses.  These fees will, over time, reduce the net investment results of Class A shares and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s assets on an on-going basis.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person.  If your check or wire does not clear, you will be responsible for any loss incurred by the Fund.  You may be prohibited or restricted from making future purchases in the Fund.  Checks must be made payable to the Fund.  The Fund and its transfer agent may refuse any purchase order for any reason.  Cash, third party checks (except for properly endorsed IRA rollover checks), counter checks, starter checks, traveler’s checks, money orders, (other than money orders issued by a bank), credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders.  Investors should contact their broker-dealer or other financial institution, or call the Fund’s toll-free number, to determine whether a broker-dealer or other financial institution is authorized to accept purchase and redemption orders on the Fund’s behalf.  The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter.  It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

How To Redeem Shares

You may receive redemption payments by check, federal wire transfer to your pre-established bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network using the bank instructions previously established on your account. Redemption proceeds will typically be sent on the business day following your redemption.  Wires are subject to a $15 fee.  The wire fee will be deducted from proceeds of complete or share certain liquidations.  In the case of dollar certain redemptions, fees will be deducted from the remaining account balance.  There is no charge to have proceeds sent via ACH.  Credit for proceeds sent by ACH is usually available within 2 to 3 days.  In all cases proceeds will be processed within seven calendar days after the Fund receives your redemption request.  The Fund does not intend to redeem shares in any form except cash.  However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.  If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail - You may redeem any part of your account in the Fund at no charge by mail.  Your request should be addressed to:

U.S. Mail: MainGate MLP Fund	Overnight: MainGate MLP Fund
c/o U.S. Bancorp Fund Services, LLC	c/o U.S. Bancorp Fund Services, LLC
P. O. Box 701	615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

You may request a redemption by providing a letter of instruction, including your name, the name of the fund you are invested in, the account number, and the share or dollar amount to be redeemed.  Your letter should be signed by all owner(s) on the account and with signature guarantees, if applicable. Requests to sell shares that are received in good order are processed at the net asset value next calculated after the Fund receives your request.

A signature guarantee of each owner will be required in the following situations:

•	When ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record, if a change of address request has been received by the Transfer Agent within the last 30 days;
•	For all redemptions in excess of $25,000 or other amount from any shareholder account.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax.  Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding.

In addition to the situations described above, the Fund(s) and /or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.  Non financial transactions including establishing or modifying certain services on an account may require a signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

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By Telephone - You may redeem any part of your account (up to $25,000) in the Fund by calling Shareholder Services at 1-855-MLP-FUND (1-855-657-3863).  You must first complete the Optional Telephone Redemption and Exchange section of the investment application or provide a signed letter of instruction with the proper signature guarantee stamp to institute this option.  The Fund, its transfer agent and custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine.  However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions.  Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or its transfer agent may terminate the telephone redemption procedures at any time.  Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent have ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges.  If you are unable to reach the Fund by telephone, you may request a redemption by mail.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Fund Policy on Market Timing

The Fund discourages market timing and will not accommodate frequent purchases and redemptions of Fund shares.  Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements.  Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a “purchase blocking policy” that prohibits a shareholder who has redeemed or exchanged Fund shares having a value of greater than $50,000 from making an investment in the Fund for 30 calendar days after such transaction. Third-party intermediaries that hold client accounts as omnibus accounts with the Fund are required to implement this purchase blocking policy or another policy that the Fund determines is reasonably designed to achieve the objective of the purchase blocking policy.

Under the purchase blocking policy, the Fund will not prevent certain purchases, such as: systematic transactions where the entity maintaining the shareholder account is able to identify the transaction as a systematic redemption or purchase; purchases of shares having a value of less than $50,000; retirement plan contributions,; and purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA re-characterizations, where the entity maintaining the shareholder account is able to identify the transaction as one of these types of transactions.

Although the Fund is not utilizing a round-trip policy, the Fund’s Transfer Agent employs procedures to monitor trading activity on a periodic basis in an effort to detect excessive short-term trading activities. The procedures currently are designed to enable the Fund to identify undesirable trading activity based on one or more of the following factors: the number of transactions, purpose, amounts involved, period of time involved, past transactional activity, knowledge of current market activity, and trading activity in multiple accounts under common ownership, control or influence, among other factors. Other than the policy described above, the Fund has not adopted a specific rule-set to identify such excessive short-term trading activity. However, as a general matter, the Fund will treat any pattern of purchases and redemptions over a period of time as indicative of excessive short-term trading activity. If the Transfer Agent believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Transfer Agent may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Transfer Agent seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Transfer Agent also reserve the right to notify financial intermediaries of a shareholder’s trading activity.

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If excessive trading is detected in an omnibus account, the Fund shall request that the financial intermediary or plan sponsor take action to prevent the particular investor or investors from engaging in that trading. If the Fund determines that the financial intermediary or plan sponsor has not demonstrated adequately that it has taken appropriate action to curtail the excessive trading, the Fund may consider whether to terminate the relationship. Rejection of future purchases by a retirement plan because of excessive trading activity by one or more plan participants may impose adverse consequences on the plan and on other participants who did not engage in excessive trading. To avoid these consequences, for retirement plans, the Fund generally will communicate with the financial intermediary or plan sponsor and request that the financial intermediary or plan sponsor take action to cause the excessive trading activity by that participant or participants to cease. If excessive trading activity recurs, the Fund may refuse all future purchases from the plan, including those of plan participants not involved in the activity.

Shareholders seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and, despite the efforts of the Fund to prevent their excessive trading, there is no guarantee that the Fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the Fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the Fund will not always be able to detect frequent trading activity, investors should not assume that the Fund will be able to detect or prevent all frequent trading or other practices that disadvantage the Fund. Omnibus or other nominee account arrangements are common forms of holding shares of the Fund, particularly among certain financial intermediaries such as financial advisers, brokers or retirement plan administrators. These arrangements often permit the financial intermediary to aggregate their clients’ transaction and ownership positions in a manner that does not identify the particular underlying shareholder(s) to the Fund. The Fund’s policies and procedures are designed to comply with applicable federal rules requiring them to reach an agreement with each of its financial intermediaries pursuant to which certain information regarding purchases, redemptions, transfers and exchanges of fund shares by underlying beneficial owners through intermediary accounts will be provided to the Fund upon request. However, there can be no guarantee that all excessive, short term, or other trading activity the Fund may consider inappropriate will be detected even with such agreements in place.

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The identification of excessive trading activity involves judgments that are inherently subjective and the above actions alone or taken together with other means by which the Fund seeks to discourage excessive trading cannot eliminate the possibility that such trading activity in the Fund will occur. The Fund currently does not charge a redemption fee. The Fund reserves the right, however, to impose such a fee or otherwise modify it policies at any time in the future.

Additional Information

If you are not certain of the requirements for a redemption please call Shareholder Services at 1-855-MLP-FUND (1-855-657-3863).  Redemptions specifying a certain date or share price cannot be accepted and will be returned.  You will be mailed the proceeds on or before the fifth business day following the redemption.  However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen business days.  Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates.  You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is, due to redemptions, less than $250 for Class A shares and $10,000 for Class I shares, or such other minimum amount as the Fund may determine from time to time.  You may increase the value of your shares in the Fund to the minimum amount within the 30-day period.  All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund.  In such event, the Fund will provide notice to shareholders, but the Fund will not be required to obtain shareholder approval prior to such liquidation. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax adviser.

Determination of Net Asset Value

The price you pay for your shares is based on the Fund’s net asset value per share (“NAV”) for the applicable class.  The NAV per share for each class of shares of the Fund is determined once daily as of the close of regular trading on the New York Stock Exchange normally 4:00 p.m. Eastern time) each day the Exchange is open for trading. The Board reserves the right to calculate the NAV per share and adjust the offering price more frequently than once daily if deemed desirable. NAV per share for each class is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest and Fund’s deferred tax asset, if any, less any applicable valuation allowance) attributable to such class, less all liabilities (including accrued expenses~~)~~ and the Fund’s deferred tax liability, if any) attributable to such class, by the total number of shares of the class outstanding. Differences in NAVs per share of each class of the Fund’s shares are generally expected to be due to the daily expense accruals of the 12b-1 service fees applicable to Class A shares.  Requests to purchase and sell shares are processed at the applicable NAV next calculated after the Fund receives your order in proper form.

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The Fund’s assets generally are valued at their market value. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the closing price reported by the exchange on which the securities are traded.  Lacking a closing price, a security is valued at its last bid price except when, in the adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  If market quotations are not readily available or do not reflect a fair value, or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the value, the security will be valued by the Fund’s adviser at a fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the adviser according to procedures established by the Board of Trustees and under the Board’s ultimate supervision.  Fair valuation also is permitted if, in the adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the adviser is aware of any other data that calls into question the reliability of market quotations.  Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders.  However, there is no assurance that fair valuation policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.

Because of the Fund’s concentration in MLPs, the Fund is not eligible to elect to be treated as a regulated investment company under the Code.  In calculating the Fund’s daily NAV in accordance with generally accepted accounting principles, the Fund will account for its deferred tax liability and/or asset balances.  The Fund will accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate (currently 3%), for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on equity securities of MLPs considered to be a return of capital and for any net operating gains.  Any deferred tax liability balance will reduce the Fund’s NAV.  Upon the Fund’s sale of an MLP, the Fund will be liable for previously deferred taxes.  If the Fund is required to sell MLPs to meet redemption requests, the Fund may recognize gains for U.S. federal, state and local income tax purposes, which will result in corporate income taxes imposed on the Fund.

The Fund will accrue a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and unrealized losses.  Any deferred tax asset balance will increase the Fund’s NAV.  To the extent the Fund has a deferred tax asset balance, the Fund will assess whether a valuation allowance, which would offset the value of some or all of the Fund’s deferred tax asset balance, is required, considering all positive and negative evidence related to the realization of the Fund’s deferred tax asset.  The Fund intends to assess whether a valuation allowance is required to offset some or all of any deferred tax asset balance in connection with the calculation of the Fund’s NAV per share each day; however, to the extent the final valuation allowance differs from the estimates of the Fund used in calculating the Fund’s daily NAV, the application of such final valuation allowance could have a material impact on the Fund’s NAV.

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The Fund’s deferred tax liability and/or asset balances are estimated based on effective tax rates expected to apply to taxable income in the years such balances are realized.  The Fund will rely to some extent on information provided by MLPs regarding the tax characterization of the distributions made by such MLPs, which may not be provided to the Fund on a timely basis, to estimate the Fund’s deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV.  The Fund’s estimates regarding its deferred tax liability and/or asset balances are made in good faith; however, the daily estimate of the Fund’s deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary substantially from the Fund’s actual tax liability, and, as a result, the determination of the Fund’s actual tax liability may have a material impact on the Fund’s NAV.   From time to time, the Fund may modify its estimates or assumptions regarding its deferred tax liability and/or asset balances as new information becomes available.  Modifications of the Fund’s estimates or assumptions regarding its deferred tax liability and/or asset balances and any applicable valuation allowance, changes in generally accepted accounting principles or related guidance or interpretations thereof, limitations imposed on net operating losses (if any) and changes in applicable tax law could result in increases or decreases in the Fund’s NAV per share, which could be material.

The Fund’s strategy of investing primarily in MLPs and electing to be taxed as a regular corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a new and untested investment strategy for mutual funds.  This strategy involves complicated and accounting, tax, NAV and valuation issues that may cause the Fund to differ significantly from most other open-end registered investment companies.  This may result in unexpected and potentially significant accounting, tax and valuation consequence for the Fund and its shareholders.  In addition, accounting, tax and valuation procedures in this area are still developing, and there may not always be a clear consensus among industry participants as to the most appropriate approach.  This may result in changes over time in the practices applied by the Fund, which, in turn, could have material adverse consequences on the Fund and its shareholders.

Dividends, Distributions and Taxes

Dividends and Distributions.  It is the policy of the Fund each fiscal quarter to distribute substantially all of its net income, after taxes (i.e., generally, the income that it earns from cash distributions and interest on its investments, and any capital gains, net of expenses). The Fund anticipates that, due to the tax characterization of cash distributions made by MLPs, a significant portion of the Fund’s distributions to shareholders will consist of return of capital for U.S. federal income tax purposes. In general, a distribution will constitute a return of capital to a shareholder, rather than a dividend, to the extent such distribution exceeds the Fund’s current and accumulated earnings and profits. The portion of any distribution treated as a return of capital will not be subject to tax currently, but will result in a corresponding reduction in a shareholder’s basis in the Fund’s shares and in the shareholder’s recognizing more gain or less loss (that is, will result in an increase of a shareholder’s tax liability) when the shareholder later sells shares of the Fund.  Distributions in excess of a shareholder’s adjusted tax basis in its shares are generally treated as capital gains. Unless requested otherwise by a shareholder, dividends and other distributions will be automatically reinvested in additional shares of the Fund at the NAV per share in effect on the day after the record date.

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Individuals who invest in the Fund through IRAs or other tax-deferred arrangements generally will be liable for taxes on dividend income distributed by the Fund when monies are withdrawn from the tax-deferred arrangement.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions.

Certain U.S. Federal Income Tax Matters.  The following is a general summary of certain U.S. federal income tax considerations affecting the Fund and investors in the Fund. This discussion does not purport to be complete or to deal with all aspects of federal income taxation that may be relevant to you in light of your particular circumstances or to investors who are subject to special rules, such as banks, thrift institutions and certain other financial institutions, real estate investment trusts, regulated investment companies, insurance companies, brokers and dealers in securities or currencies, certain securities traders, S corporations, individual retirement accounts, certain tax-deferred accounts or foreign investors.

Unless otherwise noted, this discussion assumes that you are a U.S. Shareholder and that you hold Fund shares as capital assets. For purposes of this summary, a “U.S. Shareholder” means a beneficial owner of the Fund’s shares that, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the U.S., (ii) a corporation or other entity taxable as a corporation created in or organized under the laws of the U.S. or any state of the U.S., (iii) an estate the income of which is subject to U.S. federal income tax regardless of its source, or (iv) a trust if (A) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of such trust or (B) the trust has a valid election in effect under applicable Treasury regulations to be treated as a U.S. person. If a partnership holds shares, the U.S. federal income tax treatment of a partner in such partnership generally will depend upon the status of the partner and the activities of the partnership. Partners of partnerships that hold shares should consult their tax advisors.

The following discussion is based upon the Internal Revenue Code, Treasury Regulations, judicial authorities, published positions of the IRS and other applicable authorities, all as in effect on the date of this prospectus and all of which are subject to change or differing interpretations (possibly with retroactive effect). No ruling has been or will be sought from the IRS regarding any matter discussed in this prospectus. Counsel to the Fund has not rendered any legal opinion regarding any tax consequences relating to the Fund or your investment in the Fund. No assurance can be given that the IRS would not assert, or that a court would not sustain, a position contrary to any of the tax information set out below.

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Tax matters are complicated, and the tax consequences of an investment in and holding of the Fund’s shares will depend on the particular facts of each investor’s situation. You are advised to consult your own tax advisors with respect to the application to your own circumstances of the general federal income tax rules described below and with respect to other federal, state, local or foreign tax consequences to you before making an investment in the Fund’s shares.

Federal Income Taxation of the Fund.  Although the Internal Revenue Code generally provides that a regulated investment company does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund does not meet current tests for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code because of the fact that most or substantially all of the Fund’s investments will consist of investments in certain MLPs intended to be treated as partnerships for federal income tax purposes. The regulated investment company tax rules therefore do not apply to the Fund or to its shareholders. As a result, the Fund is treated as a corporation for federal and state income tax purposes, and will pay federal and state income tax on its taxable income.

The Fund invests primarily in MLPs, which generally are intended to be treated as partnerships for federal income tax purposes. As a partner in the MLPs, the Fund must report its allocable share of the MLPs’ taxable income or loss in computing the Fund’s taxable income or loss, regardless of the extent (if any) to which the MLPs make distributions. Based upon the adviser’s review of the historic results of MLP investment by the adviser on behalf of its private client accounts, the adviser expects that the cash flow received by the Fund with respect to its MLP investments will generally exceed the taxable income allocated to the Fund (and this excess generally will not be currently taxable to the Fund but, rather, will result in a reduction of the Fund’s adjusted tax basis in each MLP as described in the following paragraph).  This is the result of a variety of factors, including significant non-cash deductions, such as accelerated depreciation. Past performance is not necessarily an indication of future results and there is no assurance that the adviser’s expectation regarding the tax character of MLP distributions will be realized. If this expectation is not realized and cash distributions are less than the taxable income allocated to the Fund, there may be greater tax expense borne by the Fund and less cash available to distribute to shareholders or to pay to expenses.

The Fund will be subject to U.S. federal income tax at the regular corporate income tax rates on the Fund’s share of any taxable income from the investment in MLPs and on gain recognized by the Fund on any sale of equity securities of an MLP. As explained above, cash distributions from an MLP to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of gain (or decrease the amount of loss) recognized by the Fund on a subsequent sale of the securities of an MLP.

Federal Income Taxation of Holders of the Fund’s Shares — U.S. Shareholders.

Receipt of Distributions.  Distributions made to you by the Fund (other than distributions in redemption of shares subject to Section 302(b) of the Internal Revenue Code) will generally constitute taxable dividends to the extent of your allocable share of the Fund’s current or accumulated earnings and profits, as calculated for federal income tax purposes. Generally, a corporation’s earnings and profits are computed based upon taxable income, with certain specified adjustments. As explained above, based upon the historic performance of the types of MLPs in which the Fund intends to invest, the adviser anticipates that the distributed cash from the MLPs generally will exceed the Fund’s share of the MLPs’ taxable income. Consequently, the adviser anticipates that only a portion of the Fund’s distributions will be treated as dividend income to you. To the extent that distributions to you exceed your allocable share of the Fund’s current and accumulated earnings and profits, your basis in the Fund’s shares with respect to which the distribution is made will be reduced, which will increase the amount of gain (or decrease the amount of loss) realized upon a subsequent sale or redemption of such shares. To the extent you hold such shares as a capital asset and have no further basis in the shares to offset the distribution, you will report the excess as capital gain.

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Because the Fund will invest a substantial portion of its assets in MLPs, special rules will apply to the calculation of the Fund's earnings and profits. For example, the Fund's earnings and profits will be calculated using the straight-line depreciation method rather than the accelerated depreciation method. This difference in treatment may, for example, result in the Fund's earnings and profits being higher than the Fund's taxable income in a particular year if the MLPs in which the Fund invests calculate their income using accelerated depreciation. Because of these differences, the Fund may make distributions in a particular year out of earnings and profits (treated as dividends) in excess of the amount of the Fund's taxable income for such year.

Distributions to you from the Fund treated as dividends under the foregoing rules generally will be taxable as ordinary income to you but are generally expected to be treated as “qualified dividend income” to eligible taxpayers.  Under current federal income tax law, qualified dividend income received by individuals and other noncorporate shareholders is taxed at long-term capital gain rates, which currently reach a maximum of 15%. For a dividend to constitute qualified dividend income, the shareholder generally must hold the shares paying the dividend for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date, although a longer period may apply if the shareholder engages in certain risk reduction transactions with respect to the common stock.

In addition to constituting qualified dividend income to noncorporate investors, such dividends are expected to be eligible for the dividends received deduction available to corporate shareholders of the Fund under Section 243 of the Internal Revenue Code. However, corporate shareholders of the Fund should be aware that certain limitations apply to the availability of the dividends received deduction, including rules which limit the deduction in cases where (i) certain holding period requirements are not met, (ii) a corporate shareholder of the Fund is obligated (e.g., pursuant to a short sale) to make related payments with respect to positions in substantially similar or related property, or (iii) the corporate shareholder’s investment in shares of the Fund is financed with indebtedness. Corporate shareholders of the Fund should consult their own tax advisors regarding the application of these limitations to their particular situations.

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If you participate in the Fund’s automatic dividend reinvestment plan, upon the Fund’s payment of a dividend to you, you will be treated for federal income tax purposes as receiving a taxable distribution from the Fund in an amount equal to the fair market value of the shares issued to you under the plan. The portion of such a distribution that is treated as dividend income will be determined under the rules described above.

Redemptions and Sales of Shares.  A redemption of common shares will be treated as a sale or exchange of such shares, provided the redemption either: (i) is not essentially equivalent to a dividend; (ii) is a substantially disproportionate redemption; (iii) is a complete redemption of a shareholder’s entire interest in the Fund; or (iv) is in partial liquidation of the Fund. Redemptions that do not qualify for sale or exchange treatment will be treated as described in “Receipt of Distributions” above.

Upon a redemption treated as a sale or exchange under the foregoing rules, or upon a sale of your shares to a third party, you generally will recognize capital gain or loss equal to the difference between the cost of your shares and the amount you receive when you sell them. Any such capital gain or loss will be a long-term capital gain or loss if you held the shares for more than one year at the time of disposition. Long-term capital gains of noncorporate shareholders of the Fund (including individuals) are currently subject to U.S. federal income taxation at a maximum rate of 15%. Long-term capital gains of a corporate shareholder are subject to minimum Federal income tax rate of 35%.  The deductibility of capital losses for both corporate and non-corporate shareholders of the Fund is subject to limitations under the Code.

Investment by Tax-Exempt Investors and Regulated Investment Companies. Employee benefit plans and most other organizations exempt from federal income tax, including individual retirement accounts and other retirement plans, are subject to federal income tax on their unrelated business taxable income, or UBTI. Because the Trust is a corporation for federal income tax purposes, an owner of the Fund’s shares will not report on its federal income tax return any items of income, gain, loss and deduction that are allocated to the Fund from the MLPs in which the Fund invests. Moreover, dividend income from, and gain from the sale of, corporate stock generally does not constitute UBTI unless the corporate stock is debt-financed. Therefore, a tax-exempt investor will not have UBTI attributable to its ownership, sale, or the redemption of the Fund’s shares unless its ownership is debt-financed. In general, shares are considered to be debt-financed if the tax-exempt owner of the shares incurred debt to acquire the shares or otherwise incurred a debt that would not have been incurred if the shares had not been acquired. Similarly, the income and gain realized from an investment in the Fund’s shares by an investor that is a regulated investment company will constitute qualifying income for the regulated investment company.

Foreign, State and Local Taxes.  It is possible that the Fund may be liable for foreign, state and local taxes payable in the country, state or locality in which it is a resident or doing business or in a country, state or locality in which an MLP in which the Fund invests conducts or is deemed to conduct business.

Backup Withholding.  Federal regulations generally require the Fund to withhold and remit to the U.S. Treasury a “backup withholding” tax with respect to dividends and the proceeds of any redemption paid to you if you fail to furnish the Fund or the Fund’s paying agent with a properly completed and executed IRS Form W-9, Form W-8BEN, or other applicable form. Furthermore, the Service may notify the Fund to institute backup withholding if the Service determines that your TIN is incorrect or if you have failed to properly report taxable dividends or interest on a federal tax return. A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account and may be claimed as a credit on the record owner’s federal income tax return. The backup withholding rate is currently 28%.

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Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

ADDITIONAL INFORMATION ABOUT MANAGEMENT OF THE FUND

Adviser

Chickasaw Capital Management LLC, 6075 Poplar Avenue, Suite 402, Memphis, Tennessee 38119, serves as the adviser to the Fund.  The adviser has overall supervisory management responsibility for the general management and investment of the Fund’s portfolio.  The adviser sets the Fund’s overall investment strategies, identifies securities for investment, determines when securities should be purchased or sold, selects brokers or dealers to execute transactions for the Fund’s portfolio and votes any proxies solicited by portfolio companies.  Although the advisor has no prior experience managing a mutual fund, the advisor has been managing client accounts that invest in MLPs and other securities on a discretionary basis using the same investment strategies that it will use to manage the Fund since 2003.

The Fund is obligated to pay the adviser a management fee equal to 1.25% of the Fund’s average daily net assets.   The adviser has paid the offering expenses of the Fund, and contractually has agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the total annual operating expenses, excluding brokerage fees and commissions; borrowing costs, such as (a) interest and (b) dividend expenses on securities sold short; taxes; any indirect expenses, such as such as expenses incurred by other investment companies in which the Fund may invest; 12b-1 fees, and extraordinary expenses, do not exceed 1.50% of the average daily net assets of each class.  The contractual agreement is in effect through March 31, 2012.  The offering expenses and each fee waiver and expense reimbursement by the adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the above expense limitation.

The adviser, not the Fund, may pay certain Financial Intermediaries a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.  The Fund may from time to time purchase securities issued by Financial Intermediaries that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

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Portfolio Managers

The Fund’s portfolio managers have day-to-day responsibility for managing the Fund’s portfolio and are jointly responsible for making the investment decisions for the Fund.  A majority of the portfolio managers must approve the purchase of any new portfolio companies and the sale of existing portfolio companies.  The Fund’s portfolio managers are:

Matthew G. Mead - Matthew G. Mead is a Managing Principal of the Adviser.  Prior to co-founding the adviser in 2003, Mr. Mead joined Goldman Sachs & Co. in 1992 and served as a Vice President in the Private Wealth Management Group until 2001.  Mr. Mead has advised families with substantial wealth throughout his career and began managing portfolios including MLP assets on a discretionary basis during his tenure at Goldman Sachs.  He has diverse investment experience across public and private equity, fixed income, and derivative markets.  In September 2001, Mr. Mead co-founded Green Square Capital Management, LLC (“GSCM”), where he was a partner until October 2003.  Mr. Mead is the President of Chickasaw Securities, LLC, a subsidiary of the Adviser that is registered as a broker-dealer and a member of FINRA/SIPC.  He has been a member of the Board of Directors of Oakworth Capital Bank in Birmingham, AL since 2008.  Mr. Mead earned an MBA from the Fuqua School of Business, Duke University in 1992 and a B.S. with a double major in Economics and Finance from Birmingham-Southern College in 1990.

Geoffrey P. Mavar - Geoffrey P. Mavar is a Managing Principal of the Adviser.  Prior to co-founding the adviser in 2003, Mr. Mavar joined Goldman Sachs & Co. in 1990 and served as a Vice President in the Private Wealth Management Group until 2001.  Mr. Mavar has advised families with substantial wealth throughout his career and began managing portfolios including MLP assets on a discretionary basis while at Goldman Sachs.  In September, 2001, Mr. Mavar co-founded GSCM, where he was a partner until October 2003.  Mr. Mavar is the Chief Financial Officer of Chickasaw Securities, LLC.  Mr. Mavar received his MBA in Finance from The Owen Graduate School of Management, Vanderbilt University, in 1990 and earned his B.A. from the University of Mississippi in 1984. He is a past member of the Alumni Board of Directors of The Owen Graduate School of Management, Vanderbilt University, having served from 1998 to April 2007.

David N. Fleischer, CFA - David N. Fleischer is a Principal of the Adviser since 2006.  Mr. Fleischer most recently was a Managing Director at Kayne Anderson Capital Advisors, LP, where he served as a portfolio manager for their alternative investment fund and closed-end fund assets that exceeded $1 billion.  Mr. Fleischer was a Managing Director at Goldman Sachs & Co., serving on its Investment Policy and Stock Selection Committees for over 10 years and was the business unit leader for the firm’s energy research. Mr. Fleischer was responsible for investment research of MLPs, natural gas companies and gas utilities, and was an Institutional Investor ranked analyst for 16 consecutive years in natural gas.  Mr. Fleischer graduated from the University of Pennsylvania with a B.A. in Economics in 1970 and received an MBA from The Wharton School of the University of Pennsylvania in 1976.  Mr. Fleischer served four years active duty in the U.S. Navy, attaining the rank of Lieutenant Commander.  He received the Chartered Financial Analyst (CFA) designation in September 1980.

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The Fund’s Statement of Additional Information provides additional information about the Fund’s portfolio managers, including their compensation, other accounts that they manage, and ownership of Fund shares.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Fund had not commenced operations prior to the date of this Prospectus.

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PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources.  In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information the Fund Collects.  The Fund collects the following nonpublic personal information about you:

•	Information the Fund receives from you on applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, and date of birth); and

•	Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, cost basis information, and other financial information).

Categories of Information the Fund Discloses.  The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law.  The Fund is permitted by law to disclose all of the information it collects, as described above, to service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security.  The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Disposal of Information.  The Fund, through its transfer agent, has taken steps to reasonably ensure that the privacy of your nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Fund.  Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

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FOR MORE INFORMATION

You can find additional information about the Fund in the following documents:

Annual and Semi-Annual Reports:  While the Prospectus describes the Fund’s potential investments, the Annual and Semi-Annual Reports will detail the Fund’s actual investments as of their report dates. The reports will include a discussion by Fund management of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (SAI):  The SAI supplements the Prospectus and contains detailed information about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of portfolio holdings by the Fund’s affiliates. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

You can get free copies of the current Annual and Semi-Annual Reports, as well as the SAI, by contacting Shareholder Services at 1-855-MLP-FUND (1-855-657-3863).  You may also request other information about the Fund and make shareholder inquiries.  Alternatively, the Fund’s SAI and Annual and Semi-Annual reports will also be made available, free of charge, at the Fund’s Internet site at www.MainGateFunds.com.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C.  Call the SEC at 1-202-551-8090 for room hours and operation.  You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://sec.govhttp://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address:  publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0109.

Investment Company Act 811-22492

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MAINGATE MLP FUND (_____)
A series of MAINGATE TRUST

STATEMENT OF ADDITIONAL INFORMATION

February [   ], 2011

This Statement of Additional Information (“SAI”) is not a prospectus.  It should be read in conjunction with the Prospectus (the “Prospectus”) of the MainGate MLP Fund dated February [   ], 2011.  A free copy of the Prospectus can be obtained by writing the Fund’s Transfer Agent at U.S. Bancorp Fund Services, LLC, 615 E. Michigan Ave, Milwaukee, WI 53202, or by calling Shareholder Services at 1-855-MLP-FUND (1-855-657-3863).

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DESCRIPTION OF THE TRUST AND FUND

The MainGate MLP Fund (the “Fund”) is an open-end, non-diversified investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated November 2, 2010 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest without par value.  The Fund’s investment adviser is Chickasaw Capital Management, LLC (the “Adviser”).

The Fund does not issue share certificates.  All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders.  Each share represents an equal proportionate interest in the assets and liabilities of the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of the Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interest in the assets belonging to the Fund are in no way affected.  In case of any liquidation of the Fund, the holders of shares of the Fund will be entitled to receive a distribution out of the assets, net of the liabilities, belonging to the Fund.  No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust.  The Trust does not hold an annual meeting of shareholders.  When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns.  All shares of the Fund have equal voting rights and liquidation rights.  The Trust Agreement can be amended by the Trustees, except that certain amendments that adversely affect the rights of shareholders must be approved by the shareholders affected.  All shares of the Fund are subject to involuntary redemption if the Trustees determine to liquidate the Fund.  An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

For information concerning the purchase and redemption of shares of the Fund, see “Account Information” in the Fund’s Prospectus.  For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Prospectus and this SAI.  The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund.  The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available.  The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  The annual report contains additional performance information and will be made available to investors upon request and without charge.

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ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques the Fund may use.    The principal risks of the Fund’s principal investment strategies are discussed in the prospectus.

Principal Investment Strategies and Risks.

A.   Strategic Transactions and Derivatives.

Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used.  Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell.  The use of options transactions entails certain other risks.  In particular, options markets may not be liquid in all circumstances.  As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all.  Although the use of options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position.  Risk of loss on options is limited to the cost of the initial premium.  Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

1.           Options on Securities Indices. The Fund may purchase and sell call and put options on securities indices and, in so doing, can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.  Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.  This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value.  The seller of the option is obligated, in return for the premium received, to make delivery of this amount.  The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

2.           General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold.  Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below.  In addition, many Strategic Transactions involving options require segregation of the Fund’s assets in special accounts, as described below under “Use of Segregated and Other Special Accounts.”

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A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, index or other instrument at the exercise price.  For instance, the Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price.  A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price.  The Fund’s purchase of a call option on a security, financial index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.  The Fund is authorized to purchase and sell exchange listed options.  However, the Fund may not purchase or sell OTC options, which are considered illiquid by the Securities and Exchange Commission (“SEC”) staff.  Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options.  The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

With certain exceptions, OCC-issued and exchange-listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available.  Index options are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised.  Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund’s ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market.  Among the possible reasons for the absence of a liquid option market on an exchange are:  (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded.  To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

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If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase its income.  The sale of put options can also provide income.

The Fund may purchase and sell call options on equity securities (including convertible securities) that are traded on U.S. and foreign securities exchanges, and on securities indices.  All calls sold by the Fund must be “covered” (i.e., the Fund must own the securities subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding.  Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes it during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require it to hold a security or instrument which it might otherwise have sold.

The Fund may purchase and sell put options on equity securities (including convertible securities) and on securities indices.  The Fund will not sell put options if, as a result, more than 50% of the Fund’s total assets would be required to be segregated to cover its potential obligations under such put options.  In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

3.           Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate cash or liquid assets with its custodian to the extent Fund obligations are not otherwise “covered” through ownership of the underlying security or financial instrument.  In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid assets at least equal to the current amount of the obligation must be segregated with the custodian.  By setting aside assets equal only to its net obligation under the cash-settled Strategic Transaction, the Fund will have the ability to employ leverage to a greater extent that if the Fund were required to segregate assets equal to the full notional value of such contracts. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them.  For example, a call option written by the Fund will require it to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised.  A call option sold by the Fund on an index will require it to own portfolio securities which correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis.  A put option written by the Fund requires the Fund to segregate cash or liquid assets equal to the exercise price.

OCC-issued and exchange-listed index options will generally provide for cash settlement.  As a result, when the Fund sells these instruments it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount.  These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call.  In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.  OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option.

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Strategic Transactions may be covered by other means when consistent with applicable regulatory policies.  The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions.  For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund.  Strategic Transactions may also be offset in combinations.  If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, cash or liquid assets equal to any remaining obligation would need to be segregated.

Non-Principal Investment Strategies and Risks

B.           Commodity-Related Securities. The Fund will invest indirectly in commodities through underlying MLPs that invest in commodities, or entities that are a derivative of commodities, such as commodity-related ETFs.  In a typical commodity-related ETF, the net asset value of the ETF is linked to the value of an individual commodity, or the performance of commodity indices.  Therefore, these securities are “commodity-linked” or “commodity-related.”  Also, the Fund, or the commodity-related MLPs or ETFs in which the Fund invests, may hold derivative instruments such as debt securities, sometimes referred to as commodity-linked structured notes, the principal and/or coupon payments of which are linked to the value of an individual commodity, or the performance of commodity indices.  At the maturity of the commodity-linked structured notes, the ETF and the Fund, directly or through its investment in the ETF, may receive more or less principal than it originally invested.  To the extent that the Fund invests in commodities-related investments, it will be subject to additional risks.  For example, the value of ETFs that invest in commodities, such as gold, silver, oil or agricultural products, are highly dependent on the prices of the related commodity.  The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds.  Commodity-related MLPs and ETFs may use derivative instruments, such as options, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of the trade will default).

C.           Stock and Stock Equivalents.  Equity securities in which the Fund will invest include U.S. and foreign common stock, preferred stock and common stock equivalents (such as convertible preferred stock, rights and warrants).  Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms.  Warrants are options to purchase equity securities at a specified price valid for a specific time period.  Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.

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Preferred stock has a preference in liquidation (and, generally dividends) over common stock but is subordinated in liquidation to debt.  As a general rule the market value of preferred stocks with fixed dividend rates and no conversion rights varies inversely with interest rates and perceived credit risk, with the price determined by the dividend rate.  Some preferred stocks are convertible into other securities, (for example, common stock) at a fixed price and ratio or upon the occurrence of certain events. The market price of convertible preferred stocks generally reflects an element of conversion value.  Because many preferred stocks lack a fixed maturity date, these securities generally fluctuate substantially in value when interest rates change; such fluctuations often exceed those of long-term bonds of the same issuer.  Some preferred stocks pay an adjustable dividend that may be based on an index, formula, auction procedure or other dividend rate reset mechanism.  In the absence of credit deterioration, adjustable rate preferred stocks tend to have more stable market values than fixed rate preferred stocks.  All preferred stocks are also subject to the same types of credit risks of the issuer as corporate bonds.  In addition, because preferred stock is junior to debt securities and other obligations of an issuer, deterioration in the credit rating of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar yield characteristics.  Preferred stocks may be rated by Standard S&P or Moody’s. Moody’s rating with respect to preferred stocks does not purport to indicate the future status of payments of dividends.  The preferred stocks in which the Fund invests may be of any quality.

Warrants are instruments that entitle the holder to buy underlying equity securities at a specific price for a specific period of time.  A warrant tends to be more volatile than its underlying securities and ceases to have value if it is not exercised prior to its expiration date.  In addition, changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying securities.  Rights are similar to warrants, but normally have shorter durations.

D.           Other Investment Companies. The Fund may invest in other investment companies, including money market funds, open-end and closed-end funds and exchange-traded funds (“ETFs”) whose portfolios primarily consist of equity or debt securities or commodities.   The Fund may invest in inverse ETFs, including leveraged ETFs.  Inverse ETFs seek to provide investment results that match a certain percentage of the inverse of the results of a specific index on a daily or monthly basis.

When the Fund invests in an underlying mutual fund or ETF, the Fund indirectly will bear its proportionate share of any fees and expenses payable directly by the underlying fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative. In addition, the Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the funds). The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. In addition, the Fund may also incur increased trading costs as a result of the fund upgrading strategy.

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In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) the market price of an ETF’s shares may trade above or below its net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and leveraged ETFs are subject to additional risks not generally associated with traditional ETFs.  To the extent that a Fund invests in inverse ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds.  The net asset value and market price of leveraged or inverse ETFs is usually more volatile than the value of the tracked index or of other ETFs that do not use leverage.  This is because inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques.  The use of these techniques may cause the inverse or leveraged ETFs to lose more money in market environments that are adverse to their investment strategies than other funds that do not use such techniques.

To the extent that the Fund invests in ETFs that invest in commodities, it will be subject to additional risks.  Commodities are real assets such as oil, agriculture, livestock, industrial metals, and precious metals such as gold or silver.  The values of ETFs that invest in commodities are highly dependent on the prices of the related commodity.  The demand and supply of these commodities may fluctuate widely based on such factors as interest rates, investors’ expectation with respect to the rate of inflation, currency exchange rates, the production and cost levels of the producing countries and/or forward selling by such producers, global or regional political, economic or financial events, purchases and sales by central banks, and trading activities by hedge funds and other commodity funds.  Commodity ETFs may use derivatives, such as futures, options and swaps, which exposes them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

To the extent the Fund invests in a sector ETF, the Fund will be subject to the risks associated with that sector.  The Fund may invest in new exchange-traded shares as they become available. Closed-end funds in which the Fund invests may be subject to additional risk. There generally is less public information available about closed-end funds than mutual funds. In addition, the market price of a closed-end fund’s shares may be affected by its dividend or distribution levels (which are dependent, in part, on expenses), stability of dividends or distributions, general market and economic conditions, and other factors beyond the control of a closed-end fund. The foregoing factors may result in the market price of the shares of the closed-end fund being greater than, less than, or equal to, the closed-end fund’s net asset value. This means that a closed-end fund’s shares may trade at a discount to its net asset value.

E.           Fixed Income Securities.  The Fund may invest in fixed income securities, including corporate debt securities, U.S. government securities and participation interests in such securities.  Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall.  Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer term securities and are less affected by changes in interest rates.

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Corporate Debt Securities - The Fund may invest in corporate debt securities.  These are bonds, notes, debentures and investment certificates issued by corporations and other business organizations, including business trusts, in order to finance their credit needs.  Corporate debt securities include commercial paper, which consists of short-term (usually from one to two hundred seventy days) unsecured promissory notes issued by corporations in order to finance their current operations. The Adviser considers corporate debt securities to be of investment-grade quality if they are rated BBB- or higher by Standard & Poor’s Corporation (“S&P”) or Baa3 or higher by Moody’s Investors Services, Inc. (“Moody’s”), or if unrated, determined by the Adviser to be of comparable quality.  Investment grade debt securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

High Yield Debt Securities (“Junk Bonds”) - The Fund may invest in securities that are below investment grade.  The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns.  An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

The prices of high yield securities have been found to be more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a security owned by the Fund defaulted, the Fund could incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund’s net asset value.  Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash.  High yield securities also present risks based on payment expectations.  For example, high yield securities may contain redemption or call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets.  If the Fund experiences unexpected net redemptions, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities.  Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

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There are also special tax considerations associated with investing in high yield securities structured as zero coupon or pay-in-kind securities.  For example, the Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date.  Also, the shareholders are taxed on this interest even if the Fund does not distribute cash to them.  Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares.  These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

           Municipal Securities - The Fund may invest in municipal securities.  These are long- and short-term debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies, instrumentalities and authorities, as well as other qualifying issuers (including the U.S. Virgin Islands, Puerto Rico and Guam), the income from which is exempt from regular federal income tax and exempt from state tax in the state of issuance.  Municipal securities are issued to obtain funds to construct, repair or improve various public facilities such as airports, bridges, highways, hospitals, housing, schools, streets and water and sewer works, to pay general operating expenses or to refinance outstanding debts.  They also may be issued to finance various private activities, including the lending of funds to public or private institutions for construction of housing, educational or medical facilities or the financing of privately owned or operated facilities.  Municipal securities consist of tax exempt bonds, tax exempt notes and tax exempt commercial paper.  Municipal notes, which are generally used to provide short-term capital needs and have maturities of one year or less, include tax anticipation notes, revenue anticipation notes, bond anticipation notes and construction loan notes.  Tax exempt commercial paper typically represents short-term, unsecured, negotiable promissory notes.  The Fund may invest in other municipal securities such as variable rate demand instruments.

The two principal classifications of municipal securities are “general obligation” and “revenue” bonds.  General obligation bonds are backed by the issuer’s full credit and taxing power.  Revenue bonds are backed by the revenues of a specific project, facility or tax.  Industrial development revenue bonds are a specific type of revenue bond backed by the credit of the private issuer of the facility, and therefore investments in these bonds have more potential risk that the issuer will not be able to meet scheduled payments of principal and interest.

The Adviser considers municipal securities to be of investment grade quality if they are rated BBB- or higher by S&P, Baa3 or higher by Moody’s, or if unrated, determined by the Adviser to be of comparable quality.  Investment grade debt securities generally have adequate to strong protection of principal and interest payments.  In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.  The Fund may invest in securities rated below investment grade.

U.S. Government Securities - The Fund may invest in U.S. government securities.  These securities may be backed by the credit of the government as a whole or only by the issuing agency.  U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities.  Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government.  Securities issued by the Federal Farm Credit System, the Federal Land Banks and the Federal National Mortgage Association (FNMA) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

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Zero Coupon and Pay in Kind Bonds - Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds.  Zero coupon bonds do not make regular interest payments.  Instead they are sold at a deep discount from their face value.  The Fund will accrue income on such bonds for tax and accounting purposes, in accordance with applicable law.  This income will be distributed to shareholders.  Because no cash is received at the time such income is accrued, the Fund may be required to liquidate other portfolio securities to satisfy its distribution obligations.  Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.  In calculating its dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond’s purchase price and its face value.

The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities.  A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately.  Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs).  These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program.  Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.  The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds that make regular payments of interest.  Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments.  Accordingly, such bonds may involve greater credit risks than bonds that make regular payment of interest.  Even though zero coupon bonds and pay-in-kind bonds do not pay current interest in cash, the Fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders.  Thus, the Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.  The Fund will not invest more than 5% of its net assets in pay-in-kind bonds.

Bank Debt Instruments. Bank debt instruments in which the Fund may invest consist of certificates of deposit, bankers’ acceptances and time deposits issued by national banks and state banks, trust companies and mutual savings banks, or banks or institutions the accounts of which are insured by the Federal Deposit Insurance Corporation or the Federal Savings and Loan Insurance Corporation. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate. Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Investments in time deposits maturing in more than seven days generally are deemed illiquid and, therefore, subject to the limitation on illiquid investments (see “Investment Limitations” below).

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Rule 144A Securities – Subject to Board oversight, the Fund may invest in Rule 144A securities that the Adviser determines to be liquid.  Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public.  Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers.  Rule 144A securities are not considered to be illiquid for purposes of the Fund’s illiquid securities policy, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Adviser in accordance with the requirements established by the Board of Trustees. In determining the liquidity of such securities, the Adviser will consider, among other things, the following factors:  (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

F.           Foreign Securities

General – The Fund may invest in foreign equity and debt securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.   Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.  The establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

                      Decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

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American Depositary Receipts.   The Fund may invest in foreign stocks through the purchase of American Depositary Receipts (ADRs).  ADRs are dollar-denominated receipts that are generally issued in registered form by domestic banks, and represent the deposit with the bank of a security of a foreign issuer.  To the extent that the Fund invests in foreign securities, such investments may be subject to special risks, which are more fully described below.

Sovereign Debt – Sovereign debt differs from debt obligations issued by private entities in that, generally, remedies for defaults must be pursued in the courts of the defaulting party.  Legal recourse is therefore limited.  Political conditions, especially a sovereign entity’s willingness to meet the terms of its debt obligations, are of considerable significance.  A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including among others, its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which a sovereign debtor may be subject.  A country whose exports are concentrated in a few commodities could be vulnerable to a decline in the international price of such commodities.  Another factor bearing on the ability of a country to repay sovereign debt is the level of the country’s international reserves.  Fluctuations in the level of these reserves can affect the amount of foreign exchange readily available for external debt payments and, thus, could have a bearing on the capacity of the country to make payments on its sovereign debt. Also, there can be no assurance that the holders of commercial bank loans to the same sovereign entity may not contest payments to the holders of sovereign debt in the event of default under commercial bank loan agreements.

Emerging Markets Securities.  The Fund may purchase securities of issuers located in emerging market countries and, as such, the Fund could be subject to greater risks because the Fund’s performance may depend on issues other than the performance of a particular issuer.

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security.  Such a delay could result in possible liability to a purchaser of the security.

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G.           Income Trusts.  The Fund may invest in income trusts, including business trusts and oil royalty trusts.  Income trusts are operating businesses that have been put into a trust. They pay out the bulk of their free cash flow to unit holders.  The businesses that are sold into these trusts are usually mature and stable income-producing companies that lend themselves to fixed (monthly or quarterly) distributions.  These trusts are regarded as equity investments with fixed-income attributes or high-yield debt with no fixed maturity date.  These trusts typically offer regular income payments and a significant premium yield compared to other types of fixed income investments.

Business Trusts.  A business trust is an income trust where the principal business of the underlying corporation or other entity is in the manufacturing, service or general industrial sectors.  It is anticipated that the number of businesses constituted or reorganized as income trusts will increase significantly in the future.  Conversion to the income trust structure is attractive to many existing mature businesses with relatively high, stable cash flows and low capital expenditure requirements, due to tax efficiency and investor demand for high-yielding equity securities.  One of the primary attractions of business trusts, in addition to their relatively high yield, is their ability to enhance diversification in the portfolio as they cover a broad range of industries and geographies, including public refrigerated warehousing, mining, coal distribution, sugar distribution, forest products, retail sales, food sales and processing, chemical recovery and processing, data processing, gas marketing and check printing.  Each business represented is typically characterized by long life assets or businesses that have exhibited a high degree of stability.  Investments in business trusts are subject to various risks, including risks related to the underlying operating companies controlled by such trusts. These risks may include lack of or limited operating histories and increased susceptibility to interest rate risks.

Oil Royalty Trusts.  A royalty trust typically controls an operating company which purchases oil and gas properties using the trust’s capital.  The royalty trust then receives royalties and/or interest payments from its operating company, and distributes them as income to its unit holders.  Units of the royalty trust represent an economic interest in the underlying assets of the trust.

The Fund may invest in oil royalty trusts that are traded on the stock exchanges. Oil royalty trusts are income trusts that own or control oil and gas operating companies.  Oil royalty trusts pay out substantially all of the cash flow they receive from the production and sale of underlying crude oil and natural gas reserves to shareholders (unitholders) in the form of monthly dividends (distributions).  As a result of distributing the bulk of their cash flow to unitholders, royalty trusts are effectively precluded from internally originating new oil and gas prospects. Therefore, these royalty trusts typically grow through acquisition of producing companies or those with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt.  Consequently, oil royalty trusts are considered less exposed to the uncertainties faced by a traditional exploration and production corporation.  However, they are still exposed to commodity risk and reserve risk, as well as operating risk.

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The operations and financial condition of oil royalty trusts, and the amount of distributions or dividends paid on their securities is dependent on the oil prices.  Prices for commodities vary and are determined by supply and demand factors, including weather, and general economic and political conditions.  A decline in oil prices could have a substantial adverse effect on the operations and financial conditions of the trusts.  Such trusts are also subject to the risk of an adverse change in the regulations of the natural resource industry and other operational risks relating to the energy sector.   In addition, the underlying operating companies held or controlled by the trusts are usually involved in oil exploration; however, such companies may not be successful in holding, discovering, or exploiting adequate commercial quantities of oil, the failure of which will adversely affect their values.  Even if successful, oil and gas prices have fluctuated widely during the most recent years and may continue to do so in the future.  The Adviser expects that the combination of global demand growth and depleting reserves, together with current geopolitical instability, will continue to support strong crude oil prices over the long term.  However, there is no guarantee that these prices will not decline.  Declining crude oil prices may cause the Fund to incur losses on its investments.  In addition, the demand in and supply to the developing markets could be affected by other factors such as restrictions on imports, increased taxation, and creation of government monopolies, as well as social, economic and political uncertainty and instability.  Furthermore, there is no guarantee that non-conventional sources of natural gas will not be discovered which would adversely affect the oil industry.

Moreover, as the underlying oil and gas reserves are produced the remaining reserves attributable to the royalty trust are depleted. The ability of a royalty trust to replace reserves is therefore fundamental to its ability to maintain distribution levels and unit prices over time. Certain royalty trusts have demonstrated consistent positive reserve growth year-over-year and, as such, certain royalty trusts have been successful to date in this respect and are thus currently trading at unit prices significantly higher than those of five or ten years ago.  Oil royalty trusts manage reserve depletion through reserve additions resulting from internal capital development activities and through acquisitions.

When the Fund invests in foreign oil royalty trusts, it will also be subject to foreign securities risks which are more fully described above.

H.           Illiquid Securities.  The Fund may invest up to 15% of its net assets, measured at the time of purchase, in illiquid or restricted securities, , and may continue to hold a security that becomes illiquid due to bankruptcy or other events.  Illiquid securities in the Fund’s portfolio may reduce the Fund’s returns because the Fund may be unable to sell such illiquid securities at an advantageous time or price. If the Fund is unable to sell its illiquid securities when deemed desirable, it may be restricted in its ability to take advantage of other market opportunities. In addition, illiquid securities may be more difficult to value, and usually require the Adviser's judgment in the valuation process. The Adviser’s judgement as to the fair value of a security may be wrong, and there is no guarantee that the Fund will realize the entire fair value assigned to the security upon a sale.

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INVESTMENT LIMITATIONS

The Fund adheres to the below percentage limitations on investments as measured at the time of purchase.  The Fund will take commercially reasonable steps to resolve any subsequent violation of the below percentage limitations that occur as a result of market fluctuations or changes in the status of a security.

A.           Fundamental.  The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund.  Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.           Borrowing Money.  The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made.  This limitation does not preclude the Fund from entering into reverse repurchase transactions, which will not be considered as borrowings provided they are fully collateralized.1

2.           Senior Securities.  The Fund will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is (a) consistent with or permitted by the Investment Company Act of 1940, as amended (the “1940 Act”), the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff and (b) as described in the Prospectus and this SAI.

3.           Underwriting.  The Fund will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

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1The Fund will not deviate from its percentage limitations on borrowing, except that, if the Fund reaches 300% asset coverage limitation, the Fund will reduce its borrowings to the extent necessary to comply with the requirements of 1940 Act within three days thereafter (excluding Sundays and holidays).

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4.           Real Estate.  The Fund will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that have a significant portion of their assets in real estate.

5.           Commodities.  The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude the Fund from purchasing or selling options, from investing in MLP Interests, securities or other instruments backed by commodities or from investing in companies that are engaged in a commodities business or that have a significant portion of their assets in commodities.

6.           Loans.  The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities.  For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.           Concentration.  The Fund will invest 25% or more of its total assets in the following group of industries within the energy sector:  Energy, Equipment & Services, and Oil, Gas, and Consumable Fuels.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken.  This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

B.           Non-Fundamental.  The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Investment Limitations - Fundamental” above).

1.           Pledging.  The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of a Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.           Borrowing.  The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.  The Fund will not invest in reverse repurchase agreements.

3.           Margin Purchases.  The Fund will not purchase securities or evidences of interest thereon on “margin.”  This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options and other permitted investments and techniques.

4.           Short Sales.  The Fund will not effect short sales except as described in the Prospectus and this SAI.

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5.           Options.  The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and this SAI.

6.           Illiquid Investments.  The Fund will not invest more than 15% of its net assets in securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.2

7.           80% Investment Policy.  Under normal circumstances, at least 80% of each of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in MLP Interests. For purposes of this investment policy, “MLP Interests” include master limited partnership (“MLP”) units or other interests issued by MLPs, limited liability companies taxed as MLPs, investments that offer economic exposure to public MLPs in the form of securities of entities holding primarily general partner or managing member interests in MLPs, and securities that are derivatives of MLP interests, such as exchange-traded shares and other derivative securities that have economic characteristics of MLP securities, each of which are listed and traded on U.S. securities exchanges. The Fund will not change its policy unless the Fund’s shareholders are provided with at least 60 days prior written notice.  The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: “Important Notice Regarding Change in Investment Policy.”  The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separate from any other communication to the Fund’s shareholders.

INVESTMENT ADVISER

The Fund’s investment adviser is Chickasaw Capital Management, LLC, 6075 Poplar Ave., Suite 402, Memphis, TN  38119.  Matthew G. Mead and Geoffrey P. Mavar may be deemed to be controlling persons of the Adviser due to their ownership of a majority of the equity interests of the Adviser.

Under the terms of the management agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight by the Board of Trustees.  As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at the annual rate of 1.25% the average daily net assets of the Fund.

The Adviser has contractually agreed to waive all or a portion of its fees and/or reimburse operating expenses, but only to the extent necessary to maintain total annual operating expenses, excluding brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, litigation expenses and indirect expenses (such as fees and expenses of acquire funds), at 1.50% of the average daily net assets of each class.  The fee waiver/expense reimbursement agreement with respect to the Fund is in effect until March 31, 2012.  Any waiver or reimbursement of operating expenses by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the related expense was incurred, provided the Fund is able to make the payment without exceeding the 1.50% expense limitation.

_____________________
2If the 15% threshold is exceeded and not expected to be reduced through purchases of liquid securities in the ordinary course of business, the Fund will take all steps in an orderly fashion to reduce its holdings in illiquid securities.

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The Adviser retains the right to use the name “MainGate” in connection with another investment company or business enterprise with which the Adviser is or may become associated.  The Trust’s right to use the name “MainGate” automatically ceases 90 days after termination of the Agreement and may be withdrawn by the Adviser on 90 days’ written notice.

The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts.  Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not.  The Fund may, from time to time, purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

About the Portfolio Managers

As of August 31, 2010, the portfolio managers of the Fund (each a “Portfolio Manager”), were responsible for the management of the following types of accounts, in addition to the Fund:

Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Investment Companies: 0 Pooled Investment Vehicles: 3 Other Accounts: 328	$0 $7,000,000 $345,000,000	0 1 0	$0 $7,000,000 $0

The Portfolio Managers, as owners of the Adviser, are compensated based on their respective interests in the Adviser’s net profits.  Ownership in the Adviser provides incentive for the Portfolio Managers to increase revenue through asset gathering, asset retention, preservation and growth of capital, and through the production of quality research and decision making.  The Adviser typically is entitled to receive from individual accounts an annual advisory fee based on a fixed percentage of assets under management, calculated and paid quarterly.  The Adviser also receives compensation for providing investment advice to, and serving as the general partner of, private investment funds.  These funds pay the Adviser an annual management fee calculated as a percentage of their assets.  With respect to one private fund, the fund also pays the Adviser an annual incentive allocation based on a percentage of the fund’s net realized and unrealized profits.

          The Portfolio Managers may be subject to conflicts of interest with respect to their allocation of time in managing the Fund and other clients of the Adviser.  However, as a result of combining responsibilities such as asset selection and research, the Portfolio Managers believe they are able to provide both the Fund and the Adviser’s other clients with more thorough research and higher quality asset selection.  In the event the Portfolio Managers become overloaded, the Adviser would undertake to allocate its clients to other employees of the Adviser or otherwise reduce the workload of the Portfolio Managers.

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To the extent the Fund and another of the Adviser’s clients seek to acquire the same security at about the same time, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security.  Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular security if the other client desires to sell the same portfolio security at the same time.  On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Fund.  The Adviser has written policies and procedures with respect to allocation of block trades and/or investment opportunities among the Fund and other clients of the Adviser.  When feasible, the Adviser will group or block various orders to more efficiently execute orders and receive reduced commissions in order to benefit the Fund and other client accounts.  In the event that more than one client wants to purchase or sell the same security on a given date and limited quantities are available, the purchases and sales will normally be made on a pro rata average price per share basis.  Where a blocked trade is only partially filled, the securities typically will be allocated among participating accounts on a pro rata basis, based on the initial amount requested, at the average price for the blocked order.  The Adviser may determine a different allocation of a partial fill for participating accounts based on certain factors, such as tax considerations, an account’s resulting target weighting, or to avoid de minimis allocations.

As soon as practicable after the public offering of the Fund’s shares, the Portfolio Managers intend to cause the Adviser to purchase Fund shares in the amount of approximately $100,000.

Name of Portfolio Manager	Dollar Range of Fund Shares
Matthew G. Mead* Geoffrey P. Mavar* David N. Fleischer, CFA* *Indirectly through their respective ownership interests in the Adviser which has invested in the Fund	$100,000

TRUSTEES AND OFFICERS

GENERAL QUALIFICATIONS.  The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.  Seventy-five percent of the Trustees are “Independent Trustees,” which means that they are not “interested persons” (as defined in the 1940 Act) of the Trust or any adviser, sub-adviser or distributor of the Trust.

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The following table provides information regarding the Independent Trustees.
Name, Address*, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Robert A. Reed (44) Trustee since January 2011
President and founder, ABC Polymer Industries, LLC in Helena, AL. since 1994; Director, Oakworth Capital Bank since 2008;  past Board Member,  RealtySouth Real Estate Company, 2001-2002;  Director, Robert E. Reed Gastrointestinal Oncology Research Foundation, 2001- present; Member of the Young Presidents Organization International, 2010;  Member, Society of International Business Fellows, 1999-present;  Senior Vice President, National Bank of Commerce in Birmingham, AL (RBC Bank) 1992-1994.

Darrison N. Wharton (39) Trustee since January 2011
Assistant Vice President and Client Advocate, Willis of Tennessee, Inc. in Memphis, TN since 2005, Client Manager, Marsh USA, Inc in Memphis, TN 2003-2005; Board member, Goodwill Club of the Boys and Girls Clubs of Greater Memphis since 2009.  President, Phoenix Club, a non-profit group dedicated to raising money for the Boys and Girls Clubs of Greater Memphis from 2006-2007.

David C. Burns, CPA (49) Trustee since January 2011
Managing Director, Cross Keys Capital, LLC since 2004; Tego Communications, 2001-2003;  qServe Communications, 2000;
SBA Communications, head of Mergers & Acquisitions, 1997-1999;
Communication Site Services, Inc., 1995-1997; Goldman Sachs & Co., 1990-1994; Founder, Rapid Systems, Inc., 1985-1988;  Ernst & Young & Company; 1983 – 1985; Certified Public Accountant since 1985.
Owner, South Florida Development Partners; Owner,
Quad M Productions;  Owner, KDP, Inc.

Marshall K. Gramm (37) Trustee since January 2011	Associate Professor of Economics, Rhodes College, 2006-present; Assistant Professor of Economics, Rhodes College, 2000-2006; Member, The Economic Club of Memphis; Member, Southern Economic Association
Barry Samuels, CPA (45) Trustee since January 2011
Private investor, 2009 to present; Director-Private Wealth Management, Deutsche Bank, 2003 to 2009.   Vice President of Goldman Sachs & Co. from 1992-2003.  Prior to that, Mr. Samuels was a CPA at PriceWaterhouse and an accounting analyst at Wasserstein Perella & Co.

Moss W. Davis (48) Trustee since January 2011	President and Founder, Fairview Consulting Group, 2008 to present; Vice President, Experient Group, Consulting and Staffing Firm 2005 to 2008
*    The address for each trustee is 6075 Poplar Ave., Suite 402, Memphis, TN  38119.

The following table provides information regarding the interested Trustees and the officers of the Trust.

Name, Address*, (Age), Position with Trust, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Matthew G. Mead (42), Interested Trustee, President and Chief Executive Officer since 2010	Principal, Chickasaw Capital Management, LLC since 2003; President, Chickasaw Securities; Director, Oakworth Capital Bank; Director, AGRI, Inc.
Geoffrey P. Mavar (48) Interested Trustee, Treasurer and Chief Financial Officer since 2010	Principal, Chiackasaw Capital Management, LLC since 2003; Chief Financial Officer, Chickasaw Securities
*    The address for each trustee and officer of the Trust is 6075 Poplar Ave., Suite 402, Memphis, TN  38119.

In addition to the information provided above, below is a summary of the specific experience, qualifications, attributes or skills of each Trustee and the reason why he or she was selected to serve as Trustee:

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Robert A. Reed – Mr. Reed has been an Independent Trustee of the Trust since 2010. Mr. Reed was selected as Trustee based on his substantial business experience, his experience in the banking industry and his financial background and education.  Mr. Reed founded his own company in 1994, after serving as a bank executive officer for many years.  He has been a member of the Board of Directors for Oakworth Capital Bank since 2008.  He earned a B.S. in Finance from Auburn University in 1989, and his Masters in Public and Private Management from Birmingham Southern College in 1994.

Darrison N. Wharton - Mr. Wharton has been an Independent Trustee of the Trust since 2010. Mr. Wharton was selected as Trustee based on his experience in the insurance industry with respect to reviewing insurance coverages, negotiating terms of coverage, handling claims and risk management advice.  Mr. Wharton has been an insurance broker, first with Marsh USA and now with Willis of Tennessee, where he has served as Assistant Vice President since 2003.  Mr. Wharton earned his Master of Business Administration from the University of Memphis is 2001.  He also has served as a board member for several not-for-profit entities.

David C. Burns, CPA - Mr. Burns has been an Independent Trustee of the Trust since 2010. Mr. Burns was selected as Trustee based on his experience in the accounting and investment banking industries.  Mr. Burns is an investment banker and co-founder of Cross Keys Capital, which focuses on middle market transactions in technology, communications and health care services. Mr. Burns began his career as an auditor with Ernst & Young in 1983.  Subsequently, Mr. Burns founded Rapid Systems, Inc. Mr. Burns has also worked for Goldman Sachs & Company in fixed income sales & trading and for SBA Communications as the head of Mergers & Acquisitions, and for various companies raising private equity.  Mr. Burns earned his MBA in Finance from Vanderbilt University’s Owen School of Business in 1990 and he has been a Certified Public Accountant since 1985.

Marshall K. Gramm - Mr. Gramm has been an Independent Trustee of the Trust since 2010.  Mr. Gramm was selected as Trustee based on his expertise in economics and his ability to provide economic insights and advice to the Board. Mr. Gramm is the Chairman of the Department of Economics and Business of Rhodes College, a position he has held since 2008.  He was appointed manager of SourceOne Technologies in 2010.  He has been an Associate Professor of Economics, Rhodes College since 2006 and was an Assistant Professor of Economics 2000 through 2006.  He is a member of the Economic Club of Memphis and a member of the Southern Economic Association.  Mr. Gramm received his B.A. in Economics from Rice University in 1995 and his Ph.D. in Economics from Texas A&M University in 2000.

Barry A. Samuels, CPA - Mr. Samuels has been an Independent Trustee of the Trust since 2010. Mr. Samuels was selected as a Trustee based on his extensive experience in investing in public and private companies, his experience in the investment banking industry developing investment and asset allocation strategies, and his accounting background.  Mr. Samuels currently is retired and manages personal investment accounts.  Prior to that, Mr. Samuels spent 18 years in Private Wealth Management as a Vice President at Goldman Sachs & Co. from 1992-2003 and as a Director at Deutsche Bank from 2003-2009, where he worked with a variety of wealthy individuals, families, and privately-held business owners to structure investment portfolios.  His primary role was to develop asset allocation strategies across a range of investment asset classes such as fixed income, equities, and alternative investments.  Mr. Samuels earned his MBA from the Johnson School of Management, Cornell University in 1992.  Prior to attending business school, Mr. Samuels was a CPA at PriceWaterhouse and an accounting analyst at Wasserstein Perella & Co.  He has a B.S. degree in Accounting from Indiana University. Mr. Samuels has taken and passed the FINRA Series 3, 7, 63 and 65 examinations, which are required for licensing as a representative of a registered broker-dealer and investment adviser.

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Moss W. Davis - Mr. Davis has been an Independent Trustee of the Trust since 2010. Mr. Davis was selected to serve as Trustee of the Trust based primarily on his experience in the investment management industry.  Mr. Davis has over 20 years of experience in the management consulting business, working with both national and regional consulting firms such as Deloitte Consulting and The North Highland Company.  Mr. Davis’ management consulting firm, Fairview Consulting Group, specializes in business process improvement, business and information technology strategy, application development, vendor selection, business process outsourcing and sales management performance projects.  Mr. Davis has business development, account management and delivery expertise.  Mr. Davis earned a graduate degree in Finance and Accounting from The Owen Graduate School of Management, Vanderbilt University, Nashville, TN.

Matthew G. Mead - Mr. Mead has been a Trustee of the Trust since 2010.  Mr. Mead is a Principal of Chickasaw Capital Management, LLC, a federally registered investment adviser which he founded in 2003.  He also is the President of Chickasaw Securities, a registered broker dealer, and serves as a Director of Oakworth Capital Bank.  He has diverse investment experience across public and private equity, fixed income, and derivative markets.  In September 2001, Mr. Mead co-founded Green Square Capital Management, LLC, where he was a partner until October 2003.  Mr. Mead previously worked at Goldman, Sachs & Co. from 1992 to 2001, most recently as a Vice President in the Private Wealth Management Group.  Mr. Mead holds FINRA Series 3, 4, 7, 24, 53, 63 and 65 licenses.  Mr. Mead earned an MBA from the Fuqua School of Business, Duke University in 1992 and a B.S. with a double major in Economics and Finance from Birmingham-Southern College in 1990.  Mr. Mead was selected as Trustee primarily based on his investment management experience.

Geoffrey P. Mavar - Mr. Mavar has been a Trustee of the Trust since 2010. Mr. Mavar is a Principal of Chickasaw Capital Management, LLC, a federally registered investment adviser which he co-founded in 2003.  He also is the Chief Financial Officer and Financial Operations Principal (FINOP) of Chickasaw Securities, a registered broker dealer.  He previously worked at Goldman, Sachs & Co. from 1990 to 2001.  Mr. Mavar holds the FINRA Series 3, 7, 24, 27, 63 and 65 licenses.  Mr. Mavar was selected as Trustee primarily based on his investment management experience.

RISK MANAGEMENT.  As part of its efforts to oversee risk management associated with the Trust, the Board has established the Audit Committee and Pricing Committee as described below:

•
The Audit Committee is comprised entirely of Independent Trustees.  The Audit Committee is responsible for overseeing the Trust’s accounting and financial reporting policies and practices, internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of financial statements and the independent audits of the financial statements; and acting as a liaison between the independent auditors and the full Board of Trustees.

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•
The Pricing Committee is responsible for reviewing and approving fair valuation determinations.  The members of the Pricing Committee are all of the Trustees, except that any one member of the Pricing Committee constitutes a quorum for purposes of reviewing and approving a fair value.

Each Committee meets at least quarterly, and reviews reports provided by administrative service providers, legal counsel and independent accountants.  The Committees report directly to the Board of Trustees.

The Board has engaged on behalf of the Trust an independent third party Chief Compliance Officer (“CCO”) who is responsible for overseeing compliance risks.  The CCO reports to the Board at least quarterly any material compliance items that have arisen, and annually provides to the Board a comprehensive compliance report outlining the effectiveness of compliance policies and procedures of the Trust and its service providers.  As part of the CCO’s risk oversight function, the CCO seeks to understand the risks inherent in the operations of the Fund and its adviser and any sub-advisers.   Periodically the CCO provides reports to the Board that:

•	Assess the quality of the information the CCO receives from internal and external sources;
•	Assess how Trust personnel monitor and evaluate risks;
•	Assess the quality of the Trust’s risk management procedures and the effectiveness of the Trust’s organizational structure in implementing those procedures;
•	Consider feedback from and provide feedback regarding critical risk issues to Trust and administrative and advisory personnel responsible for implementing risk management programs; and
•	Consider economic, industry, and regulatory developments, and recommend changes to the Trust’s compliance programs as necessary to meet new regulations or industry developments.

Trustees meet in-person on a quarterly basis, typically for several hours.  Trustees also participate in special meetings and conference calls as needed.  In addition to Board meetings, Trustees also participate in an in-person meeting annually to review and discuss 15(c) materials, and to interview the Fund’s portfolio managers.  Legal counsel to the Trust provides quarterly reports to the Board regarding regulatory developments. On a quarterly basis, the Trustees review and discuss some or all of the following compliance and risk management reports relating to the Fund:

(1)	Fund Performance
(2)	Code of Ethics review
(3)	NAV Errors, if any
(4)	Distributor Compliance Report
(5)	Timeliness of SEC Filings
(6)	Dividends and other Distributions
(7)	List of Brokers, Brokerage Commissions Paid and Average Commission Rate
(8)	Review of 12b-1 Payments

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(9)	Multiple Class Expense Report
(10)	Anti-Money Laundering/Customer Identification Report
(11)	Administrator and CCO Compliance Report
(l2)	Market Timing Report

The Board of Trustees has not adopted a formal diversity policy.  When soliciting future trustee nominees, the Board will make efforts to identify and solicit qualified minorities and women.

On an annual basis, the Board of Trustees conducts an assessment of the Board’s and the Trustees’ effectiveness in overseeing the Trust.  Based upon its assessment, the Board determines whether additional risk assessment or monitoring processes are required with respect to the Trust or any of its service providers.

No Trustee owned shares of the Fund as of the date of this SAI.

 Set forth below are estimates of the annual compensation to be paid to the Trustees by the Fund on an individual basis and by the Trust on an aggregage basis.  Trustees' and officers' fees and expenses are Trust expenses allocable to the Fund.

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust
Robert A. Reed (44)	$5,000	$0	$0	$5,000
Darrison N. Wharton (39)	$5,000	$0	$0	$5,000
David C. Burns (49)	$5,000	$0	$0	$5,000
Marshall K. Gramm (37)	$5,000	$0	$0	$5,000
Barry A. Samuels (45)	$5,000	$0	$0	$5,000
Moss Davis (49)	$5,000	$0	$0	$5,000

Interested Trustees and Officers	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust
Matthew G. Mead (42), President, CEO and Interested Trustee	$0	$0	$0	$0
Geoffrey P. Mavar (48), Treasurer, CFO and Interested Trustee	$0	$0	$0	$0

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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund.  A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser.  The Trustees and officers of the Trust, as a group, own no shares of the Fund.  The Fund’s Adviser has committed to purchase shares of the Fund as soon as possible after the Fund commences operations and will, therefore, constitute the Fund’s sole control person and principal shareholder until public shareholders purchase shares of the Fund.

ANTI-MONEY LAUNDERING COMPLIANCE PROGRAM

Customer identification and verification is part of the Fund’s overall obligation to prevent money laundering under federal law.  The Trust has, on behalf of the Fund, adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or financing of terrorist activities (the “AML Compliance Program”).  The Trust has delegated the responsibility to implement the AML Compliance Program to the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, subject to oversight by the Trust’s Chief Compliance Officer and, ultimately, by the Board of Trustees.

When you open an account with the Fund, the Fund’s transfer agent will request that you provide your name, physical address, date of birth, and Social Security number or tax identification number.  You may also be asked for other information that, in the transfer agent’s discretion, will allow the Fund to verify your identity.  Entities are also required to provide additional documentation.  This information will be verified to ensure the identity of all persons opening an account with the Fund.  The Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account activities, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of the Fund’s transfer agent, they are deemed to be in the best interest of the Fund, or in cases where the Fund is requested or compelled to do so by governmental or law enforcement authority.

PORTFOLIO TURNOVER

The Fund may sell portfolio securities without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  The Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of transactions taxable to the Fund.  Although the Fund’s annual portfolio turnover rate cannot be predicted with any certainty, the Adviser anticipates that the Fund will experience a portfolio turnover rate in excess of 125% during its initial year of operations.

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PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Adviser is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided.  The determination may be viewed in terms of a particular transaction or the Adviser’s overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts.  The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts.  Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund.  It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

Over-the-counter transactions may be placed with broker-dealers if the Adviser is able to obtain best execution (including commissions and price).  Over-the-counter transactions may also be placed directly with principal market makers.  Fixed income securities may be purchased through broker-dealers, provided best execution is available.  Fixed income securities may be purchased directly from the issuer, an underwriter or a market maker.  Purchases may include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

The Trust and the Adviser have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act, and the Adviser’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940.  The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund.  You may obtain a copy of the Code from the Fund or the Adviser, free of charge, by calling Shareholder Services at 1-855-MLP-FUND (1-855-657-3863).  You may also obtain copies of the Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

           The adviser, on behalf of the Fund, releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund.  These third party servicing agents include the Adviser, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian.  These third party servicing agents may provide portfolio holding information to other entities.  The adviser also may disclose the Fund’s portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment Advisers or sub-Advisers.  The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisers at any time.

Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund.  In these instances portfolio holdings will be supplied by the adviser or one of the Fund’s servicing agents within approximately 25 days after the end of the month.  The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee.  Neither the Fund, nor the Adviser, nor any of their affiliates receive any portion of this fee.  The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month.  The information will remain posted on the website until replaced by the information for the succeeding month.  The Fund’s website is located at www.MainGateFunds.com.

Portfolio holdings information will be disclosed to any such third parties only if previously filed with the SEC as set forth above or  pursuant to a written confidentiality agreement, reviewed and approved by the Board, and other “conditions of confidentiality,” which include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship, professional ethics), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  To the extent that such third parties are fiduciaries of the Fund, they also will be subject to an independent obligation not to trade on confidential information.

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Type of Service Provider	Typical Frequency of Access to Portfolio Information	Type/Nature of Confidentiality Arrangement
Advisor and any subadviser	Daily	Written Contractual Agreement Ethical
Distributor	Daily	Written Contractual Agreement and Ethical
Transfer Agent, Fund Accounting Agent, and Administrator	Daily	Written Contractual Agreement and Ethical
Custodian	Daily	Written Contractual Agreement Fiduciary/Regulatory and Ethical
Auditor	Semi-Annually	Written Contractual Agreement Ethical
Legal counsel	Periodically, as needed	Written Contractual Agreement Ethical
Printers	Biannually	Written Contractual Agreement. All portfolio information disclosed is at least 30 days old.
Fund Rating Agencies	Monthly/quarterly	Written Contractual Agreement. All portfolio information disclosed is at least 25 days old.

           Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board.  The Adviser must submit any proposed arrangement pursuant to which the Adviser intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. The Adviser, and any affiliated persons of the Adviser, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Any other proposed arrangement pursuant to which the Fund’s portfolio holdings will be disclosed must be submitted in advance to the Trust’s Chief Compliance Offer for the CCO’s approval, which must be based on a determination that the arrangement is in the best interests of Fund shareholders.  Such disclosure may be made only pursuant to a written confidentiality agreement, which will be provided to the Board in advance for its review and approval. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

DETERMINATION OF NET ASSET VALUE

The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays, and Good Friday).  For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price or bid.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines established by the Board of Trustees.

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Fixed income securities generally are valued by using market quotations furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at a fair price as determined by the Adviser in good faith, in accordance with guidelines established by the Board of Trustees.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.  The Board of Trustees annually approves the pricing services used by the fund accounting agent.  The fund accounting agent maintains a pricing review committee, which consults with an independent trustee who is a member of the Pricing Committee as fair valuation issues arise. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

REDEMPTION IN-KIND

The Fund does not intend to redeem shares in any form except cash.  However, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net asset value, pursuant to a Rule 18f-1 plan filed by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash.  In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

STATUS AND TAXATION OF THE FUND

Although the Internal Revenue Code generally provides that a regulated investment company does not pay an entity-level income tax, provided that it distributes all or substantially all of its income, the Fund does not, and is not expected to, meet current tests for qualification as a regulated investment company under Subchapter M of the Internal Revenue Code because of the fact that most or substantially all of the Fund’s investments will consist of investments in MLP interests. The regulated investment company tax rules therefore have no application to the Fund or to you as an owner of the Fund’s shares. Consequently, the Fund is taxable as a corporation for federal and state income tax purposes and, thus, will pay federal and state income tax on its taxable income.

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Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary.  Special rules apply to payouts from Roth and Coverdell Education Savings Accounts.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions.  The Fund’s distributions are taxable to you in the year you receive them.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning.  Accordingly, prospective investors should consult their own tax Advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, WI 53212-3958, is custodian of the Fund’s investments.  The custodian acts as the Fund’s depository, safekeeps the Fund’s portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

For its custodial services, the custodian receives a monthly fee from the Fund based on the market value of assets under custody. The monthly fee is equal to an annual rate of 0.0075%of the first $250 million of market value and 0.050% of the balance. The custodian also receives various transaction-based fees. Custodial fees are subject to a $4,800 minimum annual fee per Fund account.

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FUND SERVICES

U.S. Bancorp Fund Services, LLC. (“USBFS”), 615 East Michigan Street , Milwaukee, WI, 53202, acts as the transfer agent pursuant to a transfer agency agreement and as the Fund’s fund accountant pursuant to a separate agreement. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts and performs other transfer agent and shareholder service functions.

In addition, USBFS provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services.  USBFS also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities.

For its services as transfer agent, fund accounting agent, and administrator, USBFS receives a monthly fee from the Fund equal to an annual rate of 0.10% of the first $75 million of the Fund’s total average net assets, 0.08% of the next $250 million, and 0.05% of the balance.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The firm of Cohen Fund Audit Services, Ltd., 800 Westpoint Parkway, Suite 1100, Westlake, Ohio 44145, has been selected as independent registered public accounting firm for the Fund for the fiscal year ending November 30, 2011. Cohen Fund Audit Services, Ltd. performs an annual audit of the Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund.  The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares.  Shares of the Fund are offered to the public on a continuous basis.

PROXY VOTING POLICIES

The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund’s Adviser.  The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser.  In such a case, the Trust’s policy requires that the Adviser abstain from making a voting decision and forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision.  When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast.

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The Adviser’s policies and procedures state that the Adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes.  When exercising its voting responsibilities, the Adviser’s policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company’s shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company’s operations and financial performance.  While no set of proxy voting guidelines can anticipate all situations that may arise, the Adviser has adopted guidelines describing the Adviser’s general philosophy when proposals involve certain matters.  The following is a summary of those guidelines:

•
Electing a board of directors – a board should be composed primarily of independent directors, and key board committees should be entirely independent.  The Adviser generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

•	approving independent auditors – the relationship between a company and its auditors should be limited primarily to the audit engagement;

•
providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, the Adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

•
corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s by-laws by a simple majority vote.  The Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

•
shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally considers to have a negative impact on shareholder value.

                 You may obtain a copy of the Trust’s and the Adviser’s proxy voting policy by calling Shareholder Services at 1-855-MLP-FUND (1-855-657-3863) or by writing to the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, P. O. Box 701, Milwaukee, WI  53201-0701.   A copy of the policies will be mailed to you within three days of receipt of your request.  You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov.  The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DISTRIBUTION PLAN

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act, with regard to Class A shares.  Under the Class A Plan, the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Class A shares in connection with the promotion and distribution of such Fund’s shares or the provision of personal services to shareholders including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current shareholders of the Fund, the printing and mailing of sales literature and servicing shareholder accounts. Each Fund may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement.

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Because 12b-1 fees are an ongoing expense, over time they reduce the net investment results of the Fund and may cost you more than paying other types of sales charges.  Depending on the amount of your investment and the length of time you hold your shares, your investment results will not equal the results of a different class of shares having a different sales charge and 12b-1 fee structure. The Fund may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

The Trustees expect that the Plan will significantly enhance the Fund’s ability to distribute its Class A shares.  The Plan is a compensation plan, which means that compensation is provided irrespective of actual 12b-1 fees incurred.  The Plan has been approved by the Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. In addition, the Plan was approved by the shareholders of the Fund at a meeting held on January10, 2011.  Continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding Class A shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the independent Trustees.

FINANCIAL STATEMENTS

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholder of
MainGate MLP Fund
(a series of MainGate Trust)

We have audited the accompanying statement of assets and liabilities of MainGate MLP Fund (the “Fund”), a series of MainGate Trust as of February 3, 2011, and the related statement of operations for the one day then ended.  These financial statements are the responsibility of Fund management.  Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement financial statements. Our procedures included confirmation of cash as of February 3, 2011, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above presents fairly, in all material respects, the financial position of MainGate MLP Fund as of February 3, 2011, and the results of its operations for the one day then ended in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Westlake, Ohio
February 8, 2011

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FINANCIAL STATEMENTS

MainGate MLP Fund
STATEMENT OF ASSETS & LIABILITIES

As of February 3, 2011
Assets
Cash	$100,000
Deferred offering costs	98,112
Receivable from Advisor	51,184
Total Assets	249,296

Liabilities - Payable to Advisor	149,296
Net Assets	$100,000
Component of Net Assets
Paid-in-capital	$100,000

Class I Shares
Net assets	$95,000
Shares issued and outstanding	9,500
Net asset value, redemption, and offering price per share	$10.00

Class A Shares
Net assets	$5,000
Shares issued and outstanding	500
Net asset value, redemption, and minimum offering price per share	$10.00
Maximum offering price per share ($10.00/0.9425)	$10.61

See Accompanying Notes to the Financial Statements.

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FINANCIAL STATEMENTS

MainGate MLP Fund
STATEMENT OF OPERATIONS

As of February 3, 2011
Expenses
Organizational expenses	$51,184
Total expenses before reimbursements	51,184
Less expense reimbursement by Advisor	(51,184)
Net Expenses	—
Net Increase in Net Assets Resulting from Operations	$—

See Accompanying Notes to the Financial Statements.

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MAINGATE MLP FUND

NOTES TO FINANCIAL STATEMENTS
AS OF FEBRUARY 3, 2011

1.  Organization
MainGate MLP Fund (the “Fund”), a series of MainGate Trust, was formed as a Delaware statutory trust on November 3, 2010, and is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s investment objective is total return. As of February 3, 2011, the Fund has not yet commenced investment operations.

2.  Significant Accounting Policies
Class Shares
The Fund offers two classes of shares, Class A and Class I. Class A shares are subject to a 5.75% front-end sales charge. Class I shares have no sales charge.  All shareholders bear the common expenses of the Fund.  Dividends are declared separately for each class.  No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses.  Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of total shares outstanding of each class, without distinction between share classes.  Expenses attributable to a particular class of shares are allocated directly to that class.  The proceeds of such Initial Shares in the Fund were held in cash. There are an unlimited number of authorized Shares.
The only transaction of the Fund since inception has been the initial sale on February 3, 2011 of 500 Class A shares and 9,500 Class I shares of the Fund to Chickasaw Capital Management, LLC (the “Advisor”), which represented the initial capital at $10 per share for each share class.
Investment Valuation
The Fund’s assets generally are valued at their market value. Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the closing price reported by the exchange on which the securities are traded.  Lacking a closing price, a security is valued at its last bid price except when, in the adviser’s opinion, the last bid price does not accurately reflect the current value of the security.  If market quotations are not readily available or do not reflect a fair value, or if an event occurs after the close of the trading market but before the calculation of the NAV that materially affects the value, the security will be valued by the Fund’s adviser at a fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the adviser according to procedures established by the Board of Trustees and under the Board’s ultimate supervision.  Fair valuation also is permitted if, in the adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the adviser is aware of any other data that calls into question the reliability of market quotations.  Without fair valuation, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors.  Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders.  However, there is no assurance that fair valuation policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.
Organizational and Deferred Offering Costs
The Fund's organizational costs of $51,184, which have been incurred through February 3, 2011, have been reimbursed by the Advisor.  Any organizational costs additionally incurred prior to the commencement of operations of the Fund will be reimbursed by the Advisor.  These amounts are presented in the Statement of Assets and Liabilities as a receivable to advisor and a payable to advisor.  The Fund’s offering costs of $98,112, which have been recorded as a deferred asset, consists of legal fees for preparing the prospectus and statement of additional information.  These offering costs, which are subject to the Expense Cap Agreement, are accounted for as a deferred charge until Fund shares are offered to the public and will thereafter, be amortized to expense over twelve months on a straight-line basis.
Federal Income Taxes
The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code, but will rather be taxed as a corporation.   As a corporation, the Fund is obligated to pay federal, state and local income tax on its taxable income. Currently, the maximum marginal regular federal income tax rate for a corporation is 35 percent. The Fund may be subject to a 20 percent federal alternative minimum tax on its federal alternative minimum taxable income to the extent that its alternative minimum tax exceeds its regular federal income tax.  The various investments of the Fund may cause the Fund to be subject to state income taxes on a portion of its income at various rates.

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The Fund intends to invest its assets primarily in MLPs, which generally are treated as partnerships for federal income tax purposes. As a limited partner in the MLPs, the Fund intends to report its allocable share of the MLP’s taxable income in computing its own taxable income. The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using effective tax rates expected to apply to taxable income in the years such temporary differences are realized or otherwise settled. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.
The Fund’s tax expense or benefit will be included in the Statement of Operations based on the component of income or gains (losses) to which such expense or benefit relates. No tax expense or benefit was accrued as of February 3, 2011. As of February 3, 2011, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. As of February 3, 2011 the Fund has not filed a tax return.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at February 3, 2011. Actual results could differ from those estimates.
Subsequent Events
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  There were no subsequent events to report that would have a material impact on the Fund’s Financial Statements and Notes to the Financial Statements.
3.  Expenses
The Fund has a Management Agreement (the “Agreement”) with the Advisor. Under the terms of the Agreement, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at the annual rate of 1.25% the average daily net assets of the Fund.
The Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse operating expenses, but only to the extent necessary to maintain total annual operating expenses, excluding brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, litigation expenses and indirect expenses (such as fees and expenses of acquire funds), at 1.50% of the average daily net assets of each class.  The fee waiver/expense reimbursement agreement with respect to the Fund is in effect until March 31, 2012.  Any waiver or reimbursement of organizational, offering and operating expenses by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the related expense was incurred, provided the Fund is able to make the payment without exceeding the 1.50% expense limitation.
The Fund has entered into a Rule 12b-1 distribution agreement with Quasar Distributors, LLC (Quasar). Class A shareholders pay Rule 12b-1 fees to Quasar at the annual rate of 0.25% of average daily net assets and Class I shareholders pay no Rule 12b-1 fees.
The Fund bears certain other operating expenses, including brokerage and commission expenses; interest charges on borrowings; fees and expenses of legal counsel and independent auditors; the Fund’s organizational and offering expenses, whether or not advanced by the Advisor; compensation of the Fund’s officers and directors; registration fees; printing and shareholder report expenses; fund accounting and administration fees; custodian fees; transfer agent fees; and other miscellaneous expenses.
4.  Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumptions of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of February 3, 2011, the Advisor owned 100% of the outstanding shares of Class I and Class A.

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MAINGATE TRUST
PART C

OTHER INFORMATION

Item 28.  Exhibits

(a)		Agreement and Declaration of Trust – is herein incorporated by reference to Registrant’s Pre-Effective Amendment on Form N-1A filed on November 5, 2010.
(b)		ByLaws – are herein incorporated by reference to Registrant’s Pre-Effective Amendment on Form N-1A filed on November 5, 2010.
(c)		Instruments Defining Rights of Security Holders – None.
(d)		Management Agreement (Draft) – is herein incorporated by reference to Registrant’s Pre-Effective Amendment on Form N-1A filed on November 5, 2010.
(e)		Distribution Agreement – is herein incorporated by reference to Registrant’s Pre-Effective Amendment No. 1on Form N-1A filed on February 4, 2011.
(f)		Bonus or Profit Sharing Contracts – None.
(g)		Custodian Agreement – is herein incorporated by reference to Registrant’s Pre-Effective Amendment No. 1on Form N-1A filed on February 4, 2011.
(h)	(1)	Fund Administration Servicing Agreement – is herein incorporated by reference to Registrant’s Pre-Effective Amendment No. 1on Form N-1A filed on February 4, 2011.
	(2)	Fund Accounting Servicing Agreement – is herein incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A filed on February 4, 2011.
	(3)	Transfer Agent Servicing Agreement –is herein incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A filed on February 4, 2011.
	(4)	Expense Cap Side Letter – is herein incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A filed on February 4, 2011.
	(5)	Power of Attorney dated January 10, 2011 – is herein incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A filed on February 4, 2011.
(i)		Legal Opinion – is herein incorporated by reference to Registrant’s Pre-Effective Amendment No. 1on Form N-1A filed on February 4, 2011.
(j)		Consent of Independent Registered Public Accounting Firm – filed herewith.
(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreements – is herein incorporated by reference to Registrant’s Pre-Effective Amendment on Form N-1A filed on February 4, 2011.
(m)		Rule 12b-1 Plan – is herein incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A filed on February 4, 2011.
(n)		Rule 18f-3 Plan – is herein incorporated by reference to Registrant’s Pre-Effective Amendment No. 1on Form N-1A filed on February 4, 2011.
(o)		Reserved.
(p)	(1)	Code of Ethics – is herein incorporated by reference to Registrant’s Pre-Effective Amendment No. 1on Form N-1A filed on February 4, 2011.
(2)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated September 1, 2005 –  is herein incorporated by reference to Registrant’s Pre-Effective Amendment on Form N-1A filed on November 5, 2010.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “Securities Act”) the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

1

  Item 31.  Business and Other Connections of Investment Adviser

With respect to the Adviser, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-62121), dated June 30, 2010.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter

Quasar Distributors, LLC acts as the Principal Underwriter for the Trust.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	SCS Financial Funds
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	USA Mutuals Funds
Hennessy SPARX Funds Trust	Wall Street Fund

2

Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

 (b)           To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Bob Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	Executive Vice President
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)            Not applicable.

Item 33.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “Investment Company Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Advisers	Chickasaw Capital Management, LLC 6075 Poplar Ave., Suite 402 Memphis, TN 38119

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Memphis and State of Tennessee on the 8th day of February, 2011.

MainGate Trust

By: /s/ Matthew G. Mead
Matthew G. Mead
President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Matthew G. Mead	Trustee and President	February 8, 2011
Matthew G. Mead

/s/ Geoffrey P. Mavar	Trustee and Chief Financial Officer	February 8, 2011
Geoffrey P. Mavar

INDEX TO EXHIBITS

Exhibit Number	Description
(j)	Consent of Independent Registered Public Accounting Firm.

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